American National Insurance Company
One Moody Plaza
Galveston, TX 77550-7999


February 28, 2005

The United States Securities
And Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, D.C. 20549-0506

Subject: American National Insurance Company
           American National Variable Annuity Separate Account
           SEC File No.  333-33856

Ladies and Gentlemen,

On behalf of American National Variable Annuity Separate Account and American National Insurance Company, we hereby submit for filing this post-effective amendment pursuant to Rule 485 (a) (1) under the Securities Act of 1933. This registration statement is for the registrants' Group Unallocated Variable Annuity Contract. The purpose of this amendment is to add disclosure regarding the risks of frequent transfers among the subaccounts and the registrants' policies and procedures regarding frequent transfers.

Thank you for your consideration in this matter. Should you have any questions, please contact me at (409) 621-7739.

Sincerely,



Dwain A. Akins, J.D.
Vice President
Corporate Compliance
American National Insurance Company

Cc: Mr. Curtis A. Young
      U.S. Securities and Exchange Commission 450 Fifth Street Plaza, N.W. Mail
        Stop 0506
        Washington, D.C. 20549-0506



SECURITIES AND EXCHANGE COMMISSION
                                               WASHINGTON, DC 20549

                                                     FORM N-4

                                    REGISTRATION STATEMENT UNDER THE SECURITIES
                                                    ACT OF 1933

                                           Post-Effective Amendment No. 6

                                                      and/ or

                                    REGISTRATION STATEMENT UNDER THE INVESTMENT
                                                COMPANY ACT OF 1940

                                                 Amendment No. 36

                             American National Variable Annuity Separate Account
                                            (Exact Name of Registrant)

                                        American National Insurance Company
                                                (Name of Depositor)

                     One Moody Plaza, Galveston, Texas 77550
                 (Address of Depositor's Principal Executive Offices) (Zip Code)

                                                   409 763-4661
                             (Depositor's Telephone Number, Including Area Code)

Agent for service:                      Please send copies of communications to:
Dwain A. Akins, Esq.                                 Jerry L. Adams
Vice President                                       Greer, Herz & Adams, L.L.P.
American National Insurance Company                  One Moody Plaza, 18th floor
One Moody Plaza,                                     Galveston, TX 77550
Galveston, TX 77550

Declaration Required by Rule 24f-2(a)(1): An indefinite number of securities of the Registrant has been registered under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. Notice required by Rule 24f-2(b)(1) has been filed in the Office of the Securities and Exchange Commission in 2004 for the Registrant's fiscal year ending December 31, 2004.

                                  (Approximate Date of Proposed Public Offering)

                  It is proposed that this filing will become effective (check appropriate box):
Immediately upon filing pursuant to paragraph (b) of Rule 485. [ ]On May 1, 2004 pursuant to paragraph (b) of Rule 485. [ ]60 days after filing pursuant to paragraph (a)(1) of Rule 485. [x]On(May 1, 2005) pursuant to paragraph (a)(1) of Rule 485.

 If appropriate, check the following box:
    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:
Group Unallocated Variable Annuity Contract


-


                   Group Unallocated Variable Annuity Contract
                  Issued by American National Insurance Company
               Home Office One Moody Plaza Galveston TX 77550-7999
                      Prospectus May 1, 2005 1-800-306-2959

This prospectus describes a group unallocated variable annuity contract being offered to corporate and non-corporate pension plans. You can allocate contract value to American National Variable Annuity Separate Account, which reflects the investment performance of the Portfolios selected by you. Each subaccount of the Separate Account invests in shares of a corresponding portfolio listed below:

American National Investment Accounts, Inc. American National Growth Portfolio American National Balanced Portfolio American National Equity Income Portfolio American National High Yield Bond Portfolio American National International Stock Portfolio American National Small-Cap/Mid-Cap Portfolio American National Government Bond Portfolio American National Money Market Portfolio Fidelity Variable Insurance Products Service Class 2 VIP Mid Cap Portfolio VIP Index 500 Portfolio VIP Contrafund(R) Portfolio VIP Aggressive Growth Portfolio VIP Growth Opportunities Portfolio VIP Asset Manager SM Portfolio+ VIP Asset Manager Growth Portfolio+ T. Rowe Price Equity Income Portfolio Mid-Cap Growth Portfolio* International Stock Portfolio Limited-Term Bond Portfolio

MFS Variable Insurance Trust
Capital Opportunities Portfolio
Emerging Growth Portfolio
Research Portfolio
Investors Trust Portfolio

Federated Insurance Series Federated Capital Income Fund II Federated Growth Strategies Fund II Federated High Income Bond Fund II Federated Equity Income Fund II T he Alger American Fund Class O Shares Alger American Small Capitalization Portfolio Alger American Growth Portfolio Alger American MidCap Growth Portfolio Alger American Leveraged AllCap Portfolio Alger American Income & Growth Portfolio Alger American Balanced Portfolio

AIM Variable Insurance Funds++
INVESCO VIF-Health Sciences Fund
INVESCO VIF-Small
Company Growth Fund
INVESCO VIF-Utilities Fund
 INVESCO VIF-Dynamics Fund INVESCO
VIF-Financial Services Fund
INVESCO VIF-Technology Fund
AIM V.I. Real Estate Fund

      8


* Not available for investment in contracts issued on or after May 1, 2004 + This subaccount is closed to new investments. ++Effective April 30, 2004, the INVESCO VIF Telecommunications Fund was merged into the INVESCO VIF Technology Fund pursuant to a Plan of Reorganization approved by the shareholders of the funds. Effective April 30, 2004, the subaccount investing in the INVESCO VIF Telecommunications Fund was closed. See the "Allocation of Purchase Payments" provision of this prospectus. This prospectus contains information that you should know before purchasing a contract and should be kept for future reference. Additional information about the contract is contained in a Statement of Additional Information ("SAI") filed with the Securities and Exchange Commission, ("SEC") which is incorporated by reference into this prospectus. You may obtain a free copy of the SAI, which is dated the same date as this prospectus, by writing or calling us at our home office. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet website (http://www.sec.gov) that contains material incorporated by reference into this prospectus, SAI, and other information regarding companies that file electronically with the SEC. The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense. Interests in the contract are not deposits or obligations of, or guaranteed or endorsed by any bank, nor is the contract federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. The contract involves investment risk, including possible loss of principal.
                                Please read this prospectus carefully and keep
it for future reference.
Form 4872                                                               Rev 5-04

                                TABLE OF CONTENTS

                                                                            Page

Glossary ......................................................................4

Synopsis ......................................................................5

     What is the Purpose of the Contract?
     What are the Investment Options?
     How Do I Purchase a Contract?
     How Do I Allocate Purchase Payments?
     Can I Transfer Amounts Among the Investment Alternatives?
     Can I Make Withdrawals?
     Is an Annuity Available?
     What are the Charges and Deductions Under the Contract?
     What are the Tax Consequences Associated with the Contract?
     If I Have Questions, Where Can I Go?

Fee Tables.................................................................    7

     Contract Owner Transaction Expenses
     Periodic Charges Other Than Portfolio Expenses
     Annual Portfolio Expenses

Accumulation Unit Values...................................................   10

Contract .....................................................................14

     Type of Contract
     Contract Application and Purchase Payments
     Allocation of Purchase Payments
     Crediting of Accumulation Units
     Determining Accumulation Unit Values
     Transfers

Charges and Deductions....................................................   17

     Surrender Charge
     Other Charges

Distributions Under the Contract...........................................   19

     Withdrawals
     Termination of Contract

                                TABLE OF CONTENTS

                                                                            Page

Annuity Payments...........................................................   21

     Annuity Options
     Annuity Provisions

The Company, Separate Account and Funds....................................   23

     American National Insurance Company
     The Separate Account
     The Funds
     Changes in Investment Option

Federal Tax Matters........................................................   30

     Introduction
     Taxation of Annuities in General
     Qualified Contracts

Performance................................................................   32

Distribution of the Contract...............................................   33

Legal Proceedings..........................................................   34

Financial Statements.......................................................   35

Statement of Additional Information Table of Contents .....................   36

                                    GLOSSARY

This glossary contains definitions of terms used in this prospectus.

Accumulation Period. The time between the date Accumulation Units are first purchased by us and the date the Contract is terminated.

Accumulation Unit. A unit used by us to calculate a Contract's value during the Accumulation Period.

Accumulation Value. The sum of the value of your Accumulation Units .

Company ("we", "our" or "us" ). American National Insurance Company.

Contract The contract described in this prospectus.

Contract Owner ("you" or "your"). Unless changed by notice to us, the Contract Owner is as stated in the application.

Contract Anniversary. An anniversary of the Date of Issue.

Contract Year. A one-year period, commencing on either the Date of Issue or a Contract Anniversary.

Date of Issue. The date a Contract is issued.

Fund. An open-end management investment company , or "mutual fund" in which the Separate Account invests.

General Account. All of our assets except those segregated in Separate Accounts.

Plan. A document or agreement defining retirement or other benefits under section 401(a) or 457 of the Internal Revenue Code and those eligible to receive such benefits. A Plan is not a part of a Contract and we are not a party to a Plan.

Plan Participant. An individual participating in a Plan.

Portfolio. A series of a registered investment company designed to meet specified investment objectives.

Purchase Payment. A payment made to us during the Accumulation Period.

Qualified Plan. A Contract issued in connection with a Plan that receives favorable tax treatment under the Internal Revenue Code of 1986.

Subaccount. A subdivision of the Separate Account that invests in a corresponding portfolio of an open-end management investment company, or "mutual fund".

Valuation Date. Each day the New York Stock Exchange ("NYSE") is open for regular trading except for the day after Thanksgiving and December 23 and 24.. Accumulation Values are calculated and redemptions, transfers, and purchases are made only on Valuation Dates.

Valuation Period. The close of business on one Valuation Date to the close of business on another.

Variable Annuity. An annuity with value that varies in dollar amount based on performance of the investments you choose.

                                    SYNOPSIS

What is the Purpose of the Contract?

The Contract allows the accumulation of funds, at rates that will increase or decline in value based on the performance of investments you choose. The Contract is designed for purchasers seeking tax-deferred accumulation of assets, generally for long-term purposes. The tax-deferred feature is most attractive to people in high federal (and state) tax brackets. You should not invest in this Contract if you are looking for a short-term investment or if you cannot take the risk of losing money that you put in.

There are various fees and charges associated with variable annuities. The tax deferral feature of variable annuities is unnecessary when purchased to fund a qualified plan, since the Plan would already provide tax deferral in most cases. You should consider whether the other features and benefits, such as the opportunity for lifetime income benefits, and the guaranteed level of certain charges, make the Contract appropriate for your needs.

What are the Investment Options?

You can invest Purchase Payments in one or more of the subaccounts of the Separate Account, each of which invests exclusively in shares of a corresponding Portfolio.

Each subaccount and corresponding Portfolio has its own investment objective (See "the Funds" provision of this prospectus). There is no assurance that Portfolios will achieve their investment objectives. Accordingly, you could lose some or all of the Accumulation Value.

How do I purchase a contract?

You can purchase a Contract by submitting a completed application and a Purchase Payment to our home office. (See the "Contract Application and Purchase Payments" provision of this prospectus.) Purchase Payments must be for the purpose of providing for Plan benefits.

Without our prior approval, the maximum Purchase Payment under a Contract is $1,000,000.

The contract may not be available in some states. You should rely only on the information contained or incorporated by reference in this prospectus. We have not authorized anyone to provide you with information that is different.

How do I allocate purchase payments?

You can allocate Purchase Payments among the available subaccounts. You cannot allocate less than 1% of a Purchase Payment to any one investment option.

Can I transfer amounts among the investment alternatives?

You can make transfers among subaccounts. All transfers among the subaccounts are free. We reserve the right to reject a transfer or impose additional transfer restrictions if, in our judgment, a Contract Owner's transfer or transfer practices adversely affect any underlying Portfolios, other Contract Owners, or any Plan Participants. (See the "Transfers" provision of this prospectus.

You should periodically review allocations among the subaccounts to make sure they fit your current situation and financial goals.

You can make allocation changes either in writing or during our normal business hours by telephone if a telephone authorization form is on file with us. We will employ reasonable procedures to confirm that telephone instructions are genuine.

These procedures may include requiring callers to identify themselves and the Contract Owner or others (e.g., beneficiary) by name, social security number, date of birth, or other identifying information. There are risks associated with telephone transactions that do not exist if a written request is submitted. Anyone authorizing or making telephone requests bears those risks. We will not be liable for any liability or losses resulting from unauthorized or allegedly unauthorized telephone requests that we believe are genuine. We may record telephone requests. We cannot guarantee that we will be available to accept telephone transfer instructions.

Can I make withdrawals?

By written request to us, you can withdraw all or part of the Accumulation Value at any time. (See the "Withdrawals" provision of this prospectus.) Such withdrawal may be subject to a Surrender Charge. Such withdrawal may also be subject to Plan restrictions. Surrender charges are waived for any withdrawal to fund a distribution under a Plan. Proof of such Plan benefit must be provided. Distributions to Plan Participants may be subject to income tax and penalty tax.

Is an annuity available?

In order to fund plan distributions, you can select from a number of fixed annuity options, each of which provides a different level and number of annuity payments. The annuity options include payments:

a) for the life of a Plan Participant

b) for the life of a Plan Participant, with a guarantee that such payments will continue for at least 10 or 20 years

c) made jointly to a Plan Participant and spouse, with a right of survivorship.

(See the "Annuity Options," provision of this prospectus.)

What are the charges and deductions under the contract?

Please see the Fee Tables that immediately follow the "Synopsis" section. Additional information is also in the "Charges and Deduction" section of the prospectus.

What are the tax consequences associated with the Contract?

You generally are required to pay taxes on all amounts withdrawn from a Qualified Contract. Restrictions and penalties may apply to withdrawals from a Qualified Contract.

If I have questions, where can I go?

If you or the Plan administrator have any questions about the Contract, you or the Plan administrator can contact your registered representative or write us at P.O. Box 1893, Galveston, Texas, 77553-1893. You can call us at 1-800-306-2959.

                                   FEE TABLES

                       Contract Owner Transaction Expenses

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract or transfer Accumulation value between investment options. State premium taxes may also be deducted.

        Sales Load as a Percentage of Purchase Payments               0%

                    Deferred Sales Load ("Surrender Charge")

-------------------------------------------------------------------------------
                       Contract Year of                   Surrender Charge as a
                          Withdrawal                             Percentage of
                                                                 Each Withdrawal
-------------------------------------------------------------------------------

                               1                                     7.0%

                               2                                     7.0%

                               3                                     6.0%

                               4                                     5.0%

                               5                                     4.0%

                               6                                     3.0%

                               7                                     2.0%

                       8 and thereafter                              0.0%
-------------------------------------------------------------------------------

                 Periodic Charges Other Than Portfolio Expenses

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract not including Portfolio fees and expenses.
-----------------------------------------------------------------------------
                         Exchange Fee                                 $ 0

                      Annual Contract Fee                             $ 0
------------------------------------------------------------------------------



Separate Account Annual Expenses (as a percent of average net assets)

------------------------------------------------------------------------------
                Mortality and Expense Risk Fee                       0.35%

         Other Account Fees (administrative asset fee)              0.90%1

             Total Separate Account Annual Expense                   1.25%


          1The administrative asset fee varies according to the following table:

-------------------------------------------------------------------------------
                     Accumulation Value on           Administrative Asset Fee to
                        Valuation Date        that Portion of Accumulation Value
-------------------------------------------------------------------------------

                              $0 - $500,000                          0.90%

                      $500,000 - $1,000,000                          0.70%

                    $1,000,000 - $3,000,000                          0.50%

                    $3,000,000 - $5,000,000                          0.25%

                            over $5,000,000                          0.00%
-------------------------------------------------------------------------------

In other words, if the Accumulation Value is $700,000, an administrative asset fee of 0.90% will be applied to $500,000 and administrative asset fee of 0.70% will apply to the remaining $200,000.

                            Annual Portfolio Expenses

The next table shows the minimum and maximum total operating expenses charged by the Portfolio that you may pay periodically during the time that you own the Contract. More detail concerning each Portfolios fees and expenses is contained in the prospectus for each Portfolio.

-------------------------------------------------------------------------------
                                      Minimum                    Maximum

Total Expenses1                        0.60%                      3.14%
-------------------------------------------------------------------------------

(before fee waivers or reimbursements)


1Expenses are shown as a percentage of a Portfolio's average net assets as of December 31, 2003. The range of expenses above does not show the effect of any fee waiver or expense reimbursement arrangements. The advisers and/or other service providers of certain Portfolios have agreed to waive their fees and/or reimburse the Portfolios' expenses in order to keep the expenses below specified limits. In some cases, these expense limitations may be contractual. In other cases, these expense limitations are voluntary and may be terminated at any time. The minimum and maximum Total Annual Portfolio Operating Expenses for all the Portfolios after all fee waivers and expense reimbursements are 0.35% and 1.25%, respectively. Please see the prospectus for each Portfolio for information regarding the expenses for each Portfolio, including fee reduction and/or expense reimbursement arrangements, if applicable.

Examples

This example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract Fees, Separate Account annual expenses and Portfolio fees and expenses.

This example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

-----------------------------------------------------------------------------------------------------------------------------------
If you surrender your contract at the end of the applicable time period:
               1 year                    3 years                    5 years                  10 years

               $1,196                    $1,203                     $1,071                     $715

-----------------------------------------------------------------------------------------------------------------------------------
If you annuitize at the end of the applicable time period:

               1 year                    3 years                    5 years                  10 years

                $461                      $508                       $560                      $715

-----------------------------------------------------------------------------------------------------------------------------------
If you do not surrender your Contract

               1 year                    3 years                    5 years                  10 years

                $461                      $508                       $560                      $715
-----------------------------------------------------------------------------------------------------------------------------------

You should not consider the examples as representative of past or future expenses.

The purpose of the preceding tables is to assist you in understanding the various costs and expenses that you will bear directly or indirectly. The tables reflect expenses of the Separate Account and the Portfolios. The expenses shown above for the Portfolios are assessed at the underlying fund level and are not direct charges against the Separate Account's assets or reductions from Accumulation Value. These expenses are taken into consideration in computing the Portfolio's net asset value, which is the share price used to calculate the value of an Accumulation Unit. Actual expenses may be more or less than shown. As required by the Securities and Exchange Commission, the example assumes a 5% annual rate of return. This hypothetical rate of return is not intended to be representative of past or future performance of a Portfolio. For a more complete description of the management fees of the Funds, see their prospectuses.


                            Accumulation Unit Values


Portfolio                                                                   2003             2002              2001
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Balanced Portfolio
Accumulation unit value at beginning of period                     $       0.783    $       0.904     $       0.934
Accumulation unit value at end of period                           $       0.926    $       0.783     $       0.904
Number of accumulation units outstanding at end of period                871,527          508,954           384,464

Alger American Growth Portfolio
Accumulation unit value at beginning of period                     $       0.487    $       0.735     $       0.845
Accumulation unit value at end of period                           $       0.654    $       0.487     $       0.735
Number of accumulation units outstanding at end of period              1,045,165          446,301           151,782

Alger American Income and Growth Portfolio
Accumulation unit value at beginning of period                     $       0.547    $       0.804     $       0.950
Accumulation unit value at end of period                           $       0.705    $       0.547     $       0.804
Number of accumulation units outstanding at end of period                628,981          455,105           229,704

Alger American Leveraged Allcap Portfolio
Accumulation unit value at beginning of period                     $       0.432    $       0.662     $       0.797
Accumulation unit value at end of period                           $       0.578    $       0.432     $       0.662
Number of accumulation units outstanding at end of period                554,538          225,458           100,247

Alger American Mid Cap Growth Portfolio
Accumulation unit value at beginning of period                     $       0.615    $       0.884     $       0.957
Accumulation unit value at end of period                           $       0.903    $       0.615     $       0.884
Number of accumulation units outstanding at end of period                869,763          404,674           170,686

Alger American Small Capitalization Portfolio
Acccumulation unit value at beginning of period                    $       0.436    $       0.598     $       0.820
Accumulation unit value at end of period                           $       0.616    $       0.436     $       0.598
Number of accumulation units outstanding at end of period                507,285          206,578            76,503

American National Balanced Portfolio
Acccumulation unit value at beginning of period                    $       0.858    $       0.930     $       0.987
Accumulation unit value at end of period                           $       1.023    $       0.858     $       0.930
Number of accumulation units outstanding at end of period                343,242          101,236           194,077

American National Equity Income Portfolio
Acccumulation unit value at beginning of period                    $       0.767    $       0.904     $       1.039
Accumulation unit value at end of period                           $       0.950    $       0.767     $       0.904
Number of accumulation units outstanding at end of period                171,947          112,392            91,692

American National Government Bond Portfolio
Acccumulation unit value at beginning of period                    $       1.185    $       1.108     $       1.046
Accumulation unit value at end of period                           $       1.200    $       1.185     $       1.108
Number of accumulation units outstanding at end of period                527,762          229,346            16,035

American National Growth Portfolio
Acccumulation unit value at beginning of period                    $       0.564    $       0.789     $       0.953
Accumulation unit value at end of period                           $       0.712    $       0.564     $       0.789
Number of accumulation units outstanding at end of period                162,228           61,528            27,309

American National High Yield Bond Portfolio
Acccumulation unit value at beginning of period                    $       0.948    $       0.987     $       0.995
Accumulation unit value at end of period                           $       1.115    $       0.948     $       0.987
Number of accumulation units outstanding at end of period                108,702           35,036            20,099


                            Accumulation Unit Values
                                    continued

Portfolio                                                                   2003             2002              2001
-----------------------------------------------------------------------------------------------------------------------------------
American National International Stock Portfolio
Acccumulation unit value at beginning of period                    $       0.516    $       0.646     $       0.852
Accumulation unit value at end of period                           $       0.696    $       0.516     $       0.646
Number of accumulation units outstanding at end of period                100,572           56,406            14,675

American National Money Market Portfolio
Acccumulation unit value at beginning of period                    $       1.034    $       1.037     $       1.018
Accumulation unit value at end of period                           $       1.033    $       1.034     $       1.037
Number of accumulation units outstanding at end of period              3,547,858        2,619,126         1,897,905

American National Small-Cap/ Mid Cap Portfolio
Acccumulation unit value at beginning of period                    $       0.127    $       0.298     $       0.663
Accumulation unit value at end of period                           $       0.234    $       0.127     $       0.298
Number of accumulation units outstanding at end of period                559,188          112,826            26,248

Federated Equity Income Fund II
Acccumulation unit value at beginning of period                    $       0.608    $       0.776     $       0.883
Accumulation unit value at end of period                           $       0.768    $       0.608     $       0.776
Number of accumulation units outstanding at end of period                148,732          191,682            13,462

Federated Growth Strategies Fund II
Acccumulation unit value at beginning of period                    $       0.472    $       0.648     $       0.846
Accumulation unit value at end of period                           $       0.656    $       0.472     $       0.648
Number of accumulation units outstanding at end of period                198,427          113,113            32,571

Federated High Income Bond Fund II
Acccumulation unit value at beginning of period                    $       0.922    $       0.921     $       0.920
Accumulation unit value at end of period                           $       1.120    $       0.922     $       0.921
Number of accumulation units outstanding at end of period                352,880           51,944            20,295

Federated Int'l Small Comp Fund II
Acccumulation unit value at beginning of period                    $       0.482    $       0.592     $       0.857
Accumulation unit value at end of period                           $       0.667    $       0.482     $       0.592
Number of accumulation units outstanding at end of period                    ---           89,620            42,674

Federated Capital Income Fund II
Acccumulation unit value at beginning of period                    $       0.616    $       0.821     $       0.958
Accumulation unit value at end of period                           $       0.739    $       0.616     $       0.821
Number of accumulation units outstanding at end of period                112,127           72,005            29,322

Fidelity VIP Aggressive Growth Portfolio (Class 2)
Acccumulation unit value at beginning of period                    $       0.626    $       0.864               ---
Accumulation unit value at end of period                           $       0.811    $       0.626     $       0.864
Number of accumulation units outstanding at end of period                485,776           84,836            20,105

Fidelity VIP II Asset Manager Portfolio (Class 2)
Acccumulation unit value at beginning of period                    $       0.817    $       0.910     $       0.963
Accumulation unit value at end of period                           $       0.955    $       0.817     $       0.910
Number of accumulation units outstanding at end of period                  4,611            4,632             4,632

Fidelity VIP II Asset Manager Growth Portfolio (Class 2)
Acccumulation unit value at beginning of period                    $       0.679    $       0.817     $       0.895
Accumulation unit value at end of period                           $       0.830    $       0.679     $       0.817
Number of accumulation units outstanding at end of period                  3,070            3,334             7,062


                            Accumulation Unit Values
                                    continued

Portfolio                                                                   2003             2002              2001
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund Portfolio (Class 2)
Acccumulation unit value at beginning of period                    $       0.741    $       0.830     $       0.960
Accumulation unit value at end of period                           $       0.944    $       0.741     $       0.830
Number of accumulation units outstanding at end of period              1,064,946          460,873           254,493

Fidelity VIP II Index 500 Portfolio (Class 2)
Acccumulation unit value at beginning of period                    $       0.611    $       0.798     $       0.921
Accumulation unit value at end of period                           $       0.778    $       0.611     $       0.798
Number of accumulation units outstanding at end of period              2,168,853          932,788           429,546

Fidelity VIP III Growth Opportunities Portfolio (Class 2)
Acccumulation unit value at beginning of period                    $       0.572    $       0.743     $       0.881
Accumulation unit value at end of period                           $       0.736    $       0.572     $       0.743
Number of accumulation units outstanding at end of period                337,697          185,377           123,076

Fidelity VIP Mid Cap Portfolio (Class 2)
Acccumulation unit value at beginning of period                    $       0.921    $       1.037               ---
Accumulation unit value at end of period                           $       1.265    $       0.921     $       1.037
Number of accumulation units outstanding at end of period                684,432          228,410           102,238

INVESCO VIF-Dynamics Fund
Acccumulation unit value at beginning of period                    $       0.547    $       0.814               ---
Accumulation unit value at end of period                           $       0.749    $       0.547     $       0.814
Number of accumulation units outstanding at end of period                 67,843          121,860             4,932

INVESCO VIF-Financial Services Fund
Acccumulation unit value at beginning of period                    $       0.807    $       0.960               ---
Accumulation unit value at end of period                           $       1.039    $       0.807     $       0.960
Number of accumulation units outstanding at end of period                230,723          140,020            67,137

INVESCO VIF-Health Sciences Fund
Acccumulation unit value at beginning of period                    $       0.764    $       1.026               ---
Accumulation unit value at end of period                           $       0.970    $       0.764     $       1.026
Number of accumulation units outstanding at end of period                418,841          216,766            77,062

INVESCO VIF-Real Estate Opportunity Fund
Acccumulation unit value at beginning of period                    $       1.081    $       1.029               ---
Accumulation unit value at end of period                           $       1.491    $       1.081     $       1.029
Number of accumulation units outstanding at end of period                478,578          134,466            16,112

INVESCO VIF-Small Company Growth Fund
Acccumulation unit value at beginning of period                    $       0.595    $       0.875               ---
Accumulation unit value at end of period                           $       0.789    $       0.595     $       0.875
Number of accumulation units outstanding at end of period                241,241          138,813            10,395

INVESCO VIF-Technology Fund
Acccumulation unit value at beginning of period                    $       0.371    $       0.706               ---
Accumulation unit value at end of period                           $       0.535    $       0.371     $       0.706
Number of accumulation units outstanding at end of period                500,019          169,510            74,831

INVESCO VIF-Telecommunications Fund
Acccumulation unit value at beginning of period                    $       0.276    $       0.569               ---
Accumulation unit value at end of period                           $       0.369    $       0.276     $       0.569
Number of accumulation units outstanding at end of period                327,157          127,201            20,479

                            Accumulation Unit Values
                                    continued

Portfolio                                                                   2003             2002              2001
-----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Utilities Fund
Acccumulation unit value at beginning of period                    $       0.560    $       0.712               ---
Accumulation unit value at end of period                           $       0.654    $       0.560     $       0.712
Number of accumulation units outstanding at end of period                131,967           44,001            15,528

MFS Capital Opportunities Series
Acccumulation unit value at beginning of period                    $       0.474    $       0.682     $       0.902
Accumulation unit value at end of period                           $       0.599    $       0.474     $       0.682
Number of accumulation units outstanding at end of period                182,173          117,818            71,830

MFS Emerging Growth Series
Acccumulation unit value at beginning of period                    $       0.362    $       0.553     $       0.840
Accumulation unit value at end of period                           $       0.468    $       0.362     $       0.553
Number of accumulation units outstanding at end of period                524,845          273,817           158,870

MFS Investor Trust Series
Acccumulation unit value at beginning of period                    $       0.651    $       0.834     $       1.005
Accumulation unit value at end of period                           $       0.790    $       0.651     $       0.834
Number of accumulation units outstanding at end of period                331,496          111,685            61,882

MFS Research Series
Acccumulation unit value at beginning of period                    $       0.519    $       0.696     $       0.894
Accumulation unit value at end of period                           $       0.643    $       0.519     $       0.696
Number of accumulation units outstanding at end of period                150,546          212,402            85,281

T. Rowe Price Equity Income Portfolio
Acccumulation unit value at beginning of period                    $       0.921    $       1.074     $       1.085
Accumulation unit value at end of period                           $       1.149    $       0.921     $       1.074
Number of accumulation units outstanding at end of period              1,180,507          367,994           254,914

T. Rowe Price International Stock Portfolio
Acccumulation unit value at beginning of period                    $       0.532    $       0.660     $       0.859
Accumulation unit value at end of period                           $       0.690    $       0.532     $       0.660
Number of accumulation units outstanding at end of period                631,023          232,305           103,817

T. Rowe Price Limited-Term Bond Portfolio
Acccumulation unit value at beginning of period                    $       1.149    $       1.104     $       1.032
Accumulation unit value at end of period                           $       1.191    $       1.149     $       1.104
Number of accumulation units outstanding at end of period                594,369          175,812            19,317

T. Rowe Price Mid-Cap Growth Portfolio
Acccumulation unit value at beginning of period                    $       0.765    $       0.984     $       1.006
Accumulation unit value at end of period                           $       1.052    $       0.765     $       0.984
Number of accumulation units outstanding at end of period                792,786          326,337           221,198


                                    CONTRACT

Type of Contract

This prospectus offers a group unallocated variable annuity Contract, and our obligations are strictly limited to those set forth in this prospectus and the Contract. Neither the Plan Participant, nor any person deriving any rights or benefits from a Plan Participant and the Contract, will at any time have any rights or interest in the Accumulation Value. We incur no liability or obligation to any Plan Participant until a benefit has been purchased on behalf of a Plan Participant, or a person deriving rights from a Plan Participant, in accordance with the provisions of the Contract. Our sole responsibility to any such Plan Participant or person deriving rights from a Plan Participant will be the payment of such benefits purchased on his behalf.

If the Plan maintains individual accounts for each Plan Participant or beneficiary, the Plan should have accounting procedures to allocate among those accounts the gains, losses and charges under this Contract.

The terms of the Contracts may only be changed by mutual agreement between American National and each Contract Owner, unless:

a) the change is as described in the provision entitled "Changes in Investment Options";

b) American National is making the change in order to comply with a law or regulation to which American National or the Contracts are subject; or

c) American National is making the change in order to maintain the tax status of the Contracts as described in the section entitled "Federal Tax Matters"

Certain provisions of the Contracts may be different than the general description in this prospectus, and certain riders and options may not be available, because of legal restrictions in your state. See your Contract for specific variations since any such state variations will be included in your Contract or in riders or endorsements attached to your Contract. See your agent or contact Us for specific information that may be applicable to your state.

Contract Application and Purchase Payments

To purchase a Contract, you must complete an application and send a Purchase Payment to our home office. (See the "Allocation of Purchase Payments" provision of this prospectus). If the application cannot be processed within five days after receipt, we will request your permission to retain the payment until the completed application is received. If the application is not completed, and we do not receive such permission within five days after receipt of the payment, we will return your payment. We will credit your initial Purchase Payment to the Contract within two business days after a completed application is received at our home office. All additional Purchase Payments received by us are effective when such Purchase Payments are received at our home office.

Purchase Payments paid are allocated as directed by you. Purchase Payments must be for the purpose of providing for Plan benefits. We assume no liability as to the sufficiency of the Accumulation Value to provide benefits according to the provisions of the Plan.

Allocation of Purchase Payments

Purchase Payments will be allocated to the subaccounts according to instructions in the application. You can change these allocations at any time by written instruction to our home office, or if a properly completed telephone transfer authorization form is on file with us, by telephone.

Effective April 30, 2004, the subaccount investing in the INVESCO VIF Telecommunications Fund will no longer accept new premiums or transfers from other subaccounts. The subaccount investing in the INVESCO VIF Telecommunication Fund will be deleted, wherever listed, from any instructions you have given us regarding your premium allocation. We will reassign the percentages previously assigned to the subaccount investing in the INVESCO VIF Telecommunication Fund to the subaccount investing in the American National Money Market Portfolio until we receive different instructions from you. If you want us to treat your allocations differently, please submit your written instructions to us or if you have a telephone authorization on file call us at 1-800-306-2959.

Crediting of Accumulation Units

Purchase Payments will be used to purchase Accumulation Units in subaccounts as the Contract Owner has instructed. We will determine the number of Accumulation Units purchased by dividing the dollar amount of the Purchase Payment allocated to a subaccount by the Accumulation Unit value for that subaccount computed following such allocation. Purchase Payments are not credited until actually received by us. A Plan Participant's contribution to a Plan will not be credited until the Contract Owner forwards such contribution to us.

Determining Accumulation Unit Values

The Accumulation Unit value of each subaccount reflects the investment performance of that subaccount. We calculate Accumulation Unit value on each Valuation Date. The Accumulation Unit value on each Valuation Date is equal to the Accumulation Unit value for the preceding Valuation Date, multiplied by the net investment factor for that subaccount on that Valuation Date.

A net investment factor is determined for each subaccount on a Valuation Date as follows. First, we take the net asset value of a share in the corresponding Portfolio at the close of business that day, and we add the per share amount of any dividends or capital gains distributions declared by the Portfolio during the Valuation Period. We divide this amount by the per share net asset value on the preceding Valuation Date. Then we reduce the result for the administrative asset fee and the mortality and expense risk fee.

We will calculate the Accumulation Unit value for each subaccount at the end of each Valuation Period. Investment performance of the Portfolios, their expenses and the deduction of certain charges by us affect the Accumulation Unit value for each subaccount.

Transfers

You can make transfers among the subaccounts. We will make transfers and determine values at the end of the Valuation Period in which your transfer request is received, unless you designate a later date.

Payment of withdrawal amounts and transfers may be postponed whenever: (1) the NYSE is closed other than customary week-end and holiday closings, or trading on the NYSE is restricted as determined by the SEC; (2) the SEC by order permits postponement for the protection of the Contract Owners; or (3) an emergency exists, as determined by the SEC, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account's net assets.

The Contract is not appropriate for market timing or any other kind of programmed, large, or frequent transfers. These types of transactions which result in frequent purchases and redemptions or other harmful trading in shares of the Portfolios are referred to as "Market Timing". Market Timing can have adverse effects for other Contract Owners and Plan Participants, as well as other investors in the Portfolios. As these adverse effects occur in the value of the Portfolios, the value of the units in the corresponding Subaccounts is similarly affected. The adverse effects may occur in the following situations:

* When purchases or redemption of shares of a Portfolio are made at net asset values that do not reflect the true value of the shares. This form of Marketing Timing is often referred to as "arbitrage," and results in dilution of the value of the ownership interest of other investors in the Portfolio.

* When a Portfolio is forced to liquidate holdings at an inopportune time in order to pay a redemption. Unexpectedly large or frequent redemptions can cause a Portfolio to sell investments prematurely and thereby lose otherwise available investment opportunities and gains.

* When a Portfolio must maintain an unusually high liquidity level in order to satisfy redemptions caused by Market Timing. If investors in a Portfolio engage in Market Timing, a Portfolio must increase liquidity, or, in other words, keep higher levels of cash and cash equivalents instead of keeping the Portfolio invested in longer term assets. Higher liquidity can result in lower returns on the Portfolio assets.

* When a Portfolio incurs increased brokerage commissions and administrative costs as a result of the Market Timing. Market Timing often causes a Portfolio to trade its investments more frequently. Such increased trading generally results in an increase in brokerage commission expenses and administrative costs for the Portfolios. The increased costs and expenses result in lower returns for investors in the Portfolios.

As further described below, we will have difficulty monitoring for Marketing Timing in this Contract because of its group unallocated nature. Nevertheless, we have implemented policies and procedures appropriate for this type of contract in an attempt to deter Market Timing transfers. We will review transfer requests and transaction logs in an attempt to identify Market Timing transactions. When we identify what we believe to be a Marketing Timing transaction, we may refuse to honor or process the transfer and/or place restrictions on your transfer privileges. We will attempt to inform you or your registered representative by telephone that the transfers have been deemed Marketing Timing or otherwise potentially harmful to others, that the transfer has not been honored, and/or that the transfer privileges have been restricted. If we do not succeed in reaching you or your registered representative by phone, we will send a letter by first class mail to your address of record.

We will apply our Market Timing policies and procedures consistently to all Contract Owners without special arrangement, waiver, or exception. In our sole discretion, however, we may revise the Market Timing standards and procedures at any time without prior notice as we deem necessary or appropriate to better detect and deter Marketing Timing, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on Market Timing, such as dollar or percentage limits on transfers. We may vary our Market Timing policies and procedures from Subaccount to Subaccount, and may be more restrictive with regard to certain Subaccounts than others. We may vary our Market Timing policies and procedures among our other variable insurance products to account for differences in various factors, such as operational systems and contract provisions. We may not always apply Marketing Timing detection methods to Subaccounts investing in Portfolios that, in our judgment, would not be particularly attractive for Market Timing or otherwise susceptible to harm by frequent transfers.

We reserve the right to place restrictions on the transfer privileges of all Contract Owners we believe may otherwise engage in Market Timing or trading activity that is otherwise harmful to others. For example, we may only accept transfers by U.S. mail. We may refuse transfer requests submitted by phone, facsimile, e-mail or by any other electronic means. We may implement and administer redemption fees imposed by one or more of the Portfolios in the future.

Contract Owners or Plan Participants seeking to engage in Marketing Timing may deploy a variety of strategies to avoid detection. Our ability to detect and deter such transfer activity is limited by operational systems, technological limitations, and legal considerations. In addition, since the Contract is a group unallocated contract, we will be receiving "omnibus" orders from intermediaries such as retirement plans or their administrators. These omnibus orders reflect the aggregation and netting of multiple orders from Plan Participants. Accordingly, we may not always be able to identify a Contract Owner or Plan Participant engaged in Market Timing. The identification of Contract Owners determined to be engaged in Market Timing involves judgments that are inherently subjective. Accordingly, despite our best efforts, we cannot guarantee that our Market Timing policies and procedures will detect all Marketing Timing.

In addition to the standards and procedures described in this prospectus, each of the Portfolios may have its own Market Timing policies and procedures with respect to transfers of Portfolio shares. The prospectuses of the Portfolios describe any such policies and procedures. The Market Timing policies and procedures of a Portfolio may be different, and more or less restrictive, than the Market Timing policies and procedures of other Portfolios and the Market Timing policies and procedures for the Contract described in this prospectus. You should be aware that we may not have the contractual obligation or the operational capability to fully monitor Contract Owners' transfer requests and apply the Market Timing policies and procedures of the Portfolios. Accordingly, you should assume that the sole protection you have against potential Market Timing harm is the protection, if any, provided by the Marketing Timing policies and procedures for the Contract described in this prospectus. Managers of the Portfolios may contact us if they believe or suspect that there is Market Timing or other potentially harmful trading, and, if so, we will take appropriate action in an attempt to protect others. To the extent permitted by applicable law, we reserve the right to delay or reject a transfer request at any time that we are unable to purchase or redeem shares of any of the Portfolios available through the Separate Account as a result of the Portfolios' policies and procedures on Market Timing activities or other potentially abusive transfers. Moreover, we may, and we reserve the right to, reverse a potentially harmful transfer. You should read the prospectuses of the Portfolios for more details on their ability to refuse or restrict purchases or redemptions of their shares.

You should also be aware that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. These omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the Portfolios' ability to apply their respective Market Timing policies and procedures. Since other insurance companies and/or retirement plans may invest in the Portfolios, we cannot guarantee that the Portfolios will not suffer harm from Market Timing in variable contracts issued by other insurance companies or among Portfolios available to retirement plan participants. In addition, if a Portfolio believes an omnibus order we submit may reflect one or more Subaccount transfer requests from Contract Owners engaged in Market Timing, the Portfolio may reject the entire omnibus order and thereby interfere with our ability to satisfy our contractual obligations to Contract Owners.

                             CHARGES AND DEDUCTIONS

Surrender Charge

During the first seven Contract Years, a Surrender Charge may be imposed on withdrawals at a rate of no more than 7% of the amount withdrawn. (See the "Deferred Sales Load (`Surrender Charge')" provision in the "Fee Table" section of the prospectus for the table of surrender charges rates).

We will deduct a surrender charge from the Accumulation Value for withdrawals of all or a portion of the Accumulation Value. However, no surrender charge will apply to any such withdrawal:

a) if you request a lump sum cash distribution and give us proof that benefits in the amount of the lump sum cash distribution are payable under the Plan to a Plan Participant or beneficiary due to the death, disability, termination of employment or retirement of a Plan Participant; or

b) if you request that such withdrawal be applied to purchase from us any of the annuity options available under the Contract. (See the "Annuity Options provision of the prospectus).

For termination, the surrender charge will be equal to the surrender charge percentage multiplied by the Accumulation Value. The surrender charge percentage will be determined by the Contract Year in which the termination occurs.

For withdrawals not exempt from the surrender charge, a surrender charge will be assessed consistent with that applied to a termination. The surrender charge percentage will be determined by the Contract Year in which the withdrawal occurs.

Even if your Accumulation Value is less than the total of your Purchase Payments, your Surrender Charge for a full surrender will be based upon the total of your Purchase Payments. Assume that you have $30,000 Accumulation Value, but you have paid $38,000 in Purchase Payments. On a full surrender, you can still withdraw 10% of your Accumulation Value, or $3,000, without a Surrender Charge; however, the applicable Surrender Charge percentage would then be applied to the total Purchase Payments less the free withdrawal amount, or $35,000, not the $30,000 in Accumulation Value.

Other Charges

The Contract is subject to certain other charges:

Administrative Asset Fee

An administrative asset fee at an annual rate of up to 0.90% is assessed daily against the Separate Account.

Mortality and Expense Risk Fee

Annuity payments will not decrease because of adverse mortality experience of Plan Participants as a class or increases in our actual expenses over expense charges. We assume the risks that Plan Participants as a class may live longer than expected (requiring a greater number of annuity payments) and that fees may not be sufficient to cover our actual costs.

For our promises to accept these risks, a mortality and expense risk fee at an annual rate of 0.35% will be assessed daily against the Separate Account.

Charges for Taxes

We do not collect any at present. We may, however, make a charge in the future if income or gains within the Separate Account incur federal, state, or local taxes or if our tax treatment changes. Charges for such taxes, if any, would be deducted from the Separate Account.

Portfolio Expenses

The Portfolios in which you have invested will charge the portfolio company annual expenses. For a more complete description of those expenses, see the prospectuses for the Portfolios.

                        DISTRIBUTIONS UNDER THE CONTRACT

Withdrawals

The Contract Owner may make withdrawals under the Contract, in whole or in part, subject to the following limitations:

a)   The request must be made in writing.

b) If a partial withdrawal would leave less than $1,200 Accumulation Value, we may terminate the Contract.

c) A partial withdrawal request should specify the allocation of that withdrawal among the subaccounts. If not specified, we will prorate the withdrawal among the subaccounts. Surrender charges will be deducted from the Accumulation Value remaining after a partial withdrawal.

d) Additional limitations apply to withdrawals, as explained in, "Termination of Contract".

The Accumulation Unit value for withdrawals will be the applicable Accumulation Unit value determined on the Valuation Date following receipt by us at our home office of your withdrawal request.

Accumulation Value can be determined by multiplying the number of Accumulation Units for each subaccount times the Accumulation Unit value and summing the results. The amount available for withdrawal equals the Accumulation Value less any applicable surrender charge. Accumulation Value will be reduced by the amount of any withdrawal and applicable surrender charge.

We expect to pay surrenders within seven days of receipt of your written request in proper form, however payment of surrenders may be delayed under certain circumstances. (See the "Transfers" provision of the prospectus.)

Termination of Contract

You may terminate the Contract at any time by giving us written notice. Such notice must specify a date of termination, which may not be earlier than 30 days after receipt at our home office.

We may terminate the Contract by giving you written notice, if any one or more of the following events occurs:

a) the Accumulation Value is less than $1,200; or

b) you failed to provide any information or render any performance required by the terms of this Contract.

Such termination notice will specify a date of termination, which will not be earlier than six months after the date you receive such notice.

Upon termination, no further Purchase Payment will be accepted, and you shall designate a party to receive the amounts due on termination. We shall transfer the balance of the Accumulation Value less any applicable surrender charge to the designated party. We shall have no obligation or duty to verify that such party has the right to receive such payment, nor that the Plan is or will continue to be qualified under the Internal Revenue Code, nor that such payments will be properly applied by the designated party. Such payment or payments will fully and finally discharge us of all liability under the Contract, except for the payment of annuity benefits previously purchased. (See the "Annuity Options" provision of the prospectus). Termination of the Contract will have no effect upon the payments to be made by us to any person for whom an annuity has been purchased prior to the date of termination.

                                ANNUITY PAYMENTS

You can apply all or part of the Accumulation Value to any of the annuity options described below. These annuity options provide for fixed payments; accordingly, Accumulation Value will be transferred to the General Account and annuity payments will be based upon the annuity option selected. Annuity payments can begin at any time. Such payments must be for the exclusive benefit of a Plan Participant or beneficiary or for a person designated by you for the exclusive benefit of such Plan Participant or beneficiary.

Annuity Options

The following annuity options are available to Contract Owners. The Plans will specify which of these options are available to individual Plan Participants.

Option 1 - Life Annuity -- monthly payments during the lifetime of an individual, ceasing with the last annuity payment due before the individual's death. This option offers the maximum level of monthly annuity payments since there is no provision for a minimum number of annuity payments or a death benefit for beneficiaries. It would be possible under this option for an individual to receive only one annuity payment if death occurred before the due date of the second annuity payment, two if death occurred before the third annuity payment date, etc.

Option 2 - Life Annuity with ten or 20 Years Certain -- monthly payments during the lifetime of an individual with payments made for a period certain of not less than ten or 20 years, as elected. The annuity payments will be continued to a designated beneficiary until the end of the period certain.

Option 3 - Joint and Survivor Annuity -- monthly payments during the joint lifetime of an individual and another named individual and thereafter during the lifetime of the survivor, ceasing with the last annuity payment due before the survivor's death. It would be possible under this option for only one annuity payment to be made if both individuals under the option died before the second annuity payment date, or only two annuity payments if both died before the third annuity payment date, etc.

Option 4 - Installment Payments, Fixed Period -- monthly payments for specified number of years of at least 5, but not exceeding 30. Payments will include interest at the effective rate of 2.5% per year.

Option 5 - Equal Installment Payments, Fixed Amount -- monthly installments (not less than $6.25 per $1,000 applied) until the amount applied, plus interest at an effective rate of 2.5% per year, is exhausted. The final annuity payment will be the remaining sum left with us. It may be more or less than the other payments.

Other Annuity Forms -- May be agreed upon.

If a beneficiary dies while receiving annuity payments certain under Option 2, 4 or 5 above, the present value of minimum guaranteed payments will be paid in a lump sum to the estate of the beneficiary.

The value of the annuity payment will vary based upon the amount of Accumulation Value applied to the annuity option. In addition, the annuity payment will be greater for shorter guaranteed periods than for longer guaranteed periods, and greater for life annuities than joint and survivor annuities.

Annuity Provisions

We determine life contingent annuity payments based on the Annuity 2000 Mortality Table (50% male, 50% female blend) and 2.5% interest which generally reflects the age of the payee and type of annuity option selected. The payee's attained age at settlement will be adjusted downward by one year for each full five-year period that has lapsed since January 1, 2000. The effect of this adjustment is a reduction in the annuity payment provided.

                    the company, Separate Account, and funds

American National Insurance Company

The Company is a stock life insurance company chartered in 1905 in the State of Texas. We write individual and group life, accident and health insurance and annuities. Our home office is located in the American National Insurance Building, One Moody Plaza, Galveston, Texas 77550-7999. The Moody Foundation, a charitable foundation, owns approximately 23.6% and the Libbie S. Moody Trust, a private trust, owns approximately 37.5% of our common stock.

We are regulated by the Texas Department of Insurance and are subject to the insurance laws and regulations of other states where we operate. Each year, we file a National Association of Insurance Commissioners convention blank with the Texas Department of Insurance. Such convention blank covers our operations and reports on our financial condition and the separate account's financial condition as of December 31 of the preceding year. Periodically, the Texas Department of Insurance examines and certifies the adequacy of the Separate Accounts and our liabilities and reserves. Obligations under the Contract are our obligations.

The Separate Account

We established the American National Variable Annuity Separate Account under Texas law on July 30, 1991. The Separate Account's assets are held exclusively for the benefit of persons entitled to payments under variable annuity contracts issued by us. We are the legal holder of the Separate Account's assets and will cause the total market value of such assets to be at least equal to the Separate Account's reserve and other contract liabilities. Such assets are held separate and apart from our General Account assets. We maintain records of all purchases and redemptions of shares of Portfolios by each of the subaccounts. Liabilities arising out of any other business we conduct cannot be charged against the assets of the Separate Account. Income, as well as both realized and unrealized gains or losses from the Separate Account's assets, is credited to or charged against the Separate Account without regard to income, gains or losses arising out of other business that we conduct. However, if the Separate Account's assets exceed its liabilities, the excess is available to cover the liabilities of our General Account.

The Separate Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust, which is a type of investment company. Such registration does not involve any SEC supervision of management or investment policies or practices. There are currently numerous subaccounts within the Separate Account available to Contract Owners and each invests only in a corresponding Portfolio.

Since we are the legal holder of the Portfolio shares in the Separate Account we have the right to vote such shares at shareholders' meetings. To the extent required by law, we will vote in accordance with instructions from Contract Owners. The number of votes for which a Contract Owner has the right to provide instructions will be determined as of the record date selected by the Fund. We will furnish you proper forms, materials, and reports to enable you to give us instructions if you choose.

The number of shares of a Portfolio for which you can give instructions is determined by dividing the Accumulation Value held in the corresponding subaccount by the net asset value of one share in such Portfolio. Fractional shares will be counted. Shares of a Portfolio held in a subaccount for which you have not given timely instructions and other shares held in a subaccount will be voted by us in the same proportion as those shares in that subaccount for which timely instructions are received. Voting instructions to abstain will be applied on a pro rata basis to reduce the votes eligible to be cast. Should applicable federal securities laws or regulations permit, we may vote shares of the Portfolios in our own right.

The Separate Account is not the only separate account that invests in the Portfolios. Other separate accounts, including those funding other variable annuity contracts, variable life policies and other insurance contracts and retirement plans, invest in some of the Portfolios. We do not believe this results in any disadvantages to you. However, there is a theoretical possibility that a material conflict of interest could arise with owners of variable life insurance policies funded by the separate account and owners of other variable annuity contracts whose values are allocated to other separate accounts investing in the Portfolios. There is also a theoretical possibility that a material conflict could arise between the interests of Contract Owners or owners of other contracts and the retirement plans which invest in the Portfolios or their participants. If a material conflict arises, we will take any necessary steps, including removing the Portfolio from the Separate Account, to resolve the matter. The Board of Directors of each Portfolio will monitor events in order to identify any material conflicts that may arise and determine what action, if any, to take in response to those events or conflicts. See the accompanying prospectuses for the Portfolios for more information.

The Funds

Each subaccount invests in shares of a corresponding Portfolio of a Fund. Before investing in any of the subaccounts, the accompanying prospectuses for the Portfolios should be read in conjunction with this prospectus. The prospectuses contain a full description of the Funds, their investment policies and restrictions, risks, charges and expenses and other aspects of their operation. The investment objectives of each Portfolio are stated below.


FUND:         American National Investment Accounts, Inc.
ADVISER:      Securities Management and Research, Inc

Subaccount investing in:                                  Investment objective:
-----------------------------------------------------------------------------------------------------------------------------------
American National Growth Portfolio                        seeks to achieve capital appreciation

American National Balanced Portfolio                      seeks to conserve principal,
                                                          produce current income, and achieve long-term
                                                          capital appreciation
American National Equity Income Portfolio                 seeks to achieve growth of capital and/or current income




Subaccount investing in:                                  Investment objective:
-----------------------------------------------------------------------------------------------------------------------------------

American National High Yield
Bond Portfolio                                            seeks
                                                          to provide a high
                                                          level of current
                                                          income As a secondary
                                                          investment objective,
                                                          the portfolio seeks
                                                          capital appreciation
------------------------------------------------------------------------------------------------------------------------------------
American National International Stock Portfolio           seeks to obtain long-term
                                                          growth of capital through
                                                          investments primarily
                                                          in the equity securities of
                                                          established, non-U.S. companies
American
National
Small-Cap/Mid-Cap
Portfolio                                                 seeks to
                                                          provide long-term
                                                          capital growth by
                                                          investing primarily in
                                                          stocks of small to
                                                          medium-sized companies
American National Government
Bond Portfolio                                            seeks
                                                          to provide as high a
                                                          level of current
                                                          income, liquidity, and
                                                          safety of principal as
                                                          is consistent with
                                                          prudent investment
                                                          risks through
                                                          investment in a
                                                          portfolio consisting
                                                          primarily of
                                                          securities issued or
                                                          guaranteed by the U.S.
                                                          Government, its
                                                          agencies, or
                                                          instrumentalities
American National Money Market
Portfolio                                                 seeks the
                                                          highest current income
                                                          consistent with the
                                                          preservation of
                                                          capital and
                                                          maintenance of
                                                          liquidity


-----------------------------------------------------------------------------------------------------------------------------------
FUND:         The Alger American Fund Class O Shares
-----------------------------------------------------------------------------------------------------------------------------------
ADVISER:      Fred Alger Management, Inc.
-----------------------------------------------------------------------------------------------------------------------------------

Subaccount investing in:                                  Investment objective:
-----------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Portfolio             seeks long-term capital appreciation

Alger American Growth Portfolio                           seeks long-term capital appreciation Alger

American MidCap Growth Portfolio                          seeks long-term capital appreciation Alger

American Leveraged AllCap Portfolio                       seeks long-term capital appreciation

Alger                                                     American Income &
                                                          Growth Portfolio
                                                          Primarily seeks to
                                                          provide a high level
                                                          of dividend income;
                                                          its secondary goal is
                                                          to provide capital
                                                          appreciation

Alger American Balanced Portfolio                         seeks current income and long-term capital appreciation



fUND:         Federated Insurance Series
-----------------------------------------------------------------------------------------------------------------------------------
ADVISER:      Federated Investment Management Company
Subaccount investing in:                                  Investment objective:
-----------------------------------------------------------------------------------------------------------------------------------
Federated Capital Income Fund II                          seeks to achieve high current income
                                                           and moderate capital appreciation
[Subadviser: Federated Global Investment Management Corp.]

Federated Growth Strategies Fund II                       seeks capital appreciation

Federated High Income Bond Fund II                        seeks high current income

Federated Equity Income Fund II                           seeks to provide above
                                                          average income and capital appreciation

FUND:         Fidelity Variable Insurance products Service Class 2
-----------------------------------------------------------------------------------------------------------------------------------
ADVISER:      Fidelity Management & Research Company
-----------------------------------------------------------------------------------------------------------------------------------

Subaccount investing in:                                  Investment objective:
-----------------------------------------------------------------------------------------------------------------------------------

VIP Mid Cap Portfolio seeks long-term growth of capital [subadvised by:
-----------------------------------------------------------------------
---------------------------------------------------------
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Far East) Inc.
Fidelity Investments Japan Limited, FMR Co., Inc.]

VIP Index 500 Portfolio                                   seeks investment results that
                                                          correspond to the total return of common
                                                          stocks publicly traded in the U.S.,
                                                          as represented by the Standard & Poor's
                                                          500SM Index (S&P 500(R))
[Subadviser: FMR Co., Inc.]
------------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio seeks long-term capital appreciation [subadvised by:
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Far East) Inc.
Fidelity Investments Japan Limited, FMR Co., Inc.]
VIP Aggressive Growth Portfolio seeks capital appreciation [subadvised by:
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity Management & Research (U.K.) Inc.
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity Management & Research (Far East) Inc.
Fidelity Investments Japan Limited, FMR Co., Inc.]
-----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio seeks to provide capital growth [subadvised by:
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity Management & Research (U.K.) Inc.
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity Management & Research (Far East) Inc.
Fidelity Investments Japan Limited, FMR Co., Inc.]




FUND:         AIM Variable Insurance Funds
-----------------------------------------------------------------------------------------------------------------------------------
ADVISER:      AIM Advisors, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
Subaccount investing in:                                  Investment objective:
-----------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Health Sciences Fund                          seeks capital growth
[Subadvised by: INVESCO Institutional (N.A.), Inc.]
-----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Small Company Growth Fund                     seeks long-term capital growth
[Subadvised by: INVESCO Institutional (N.A.), Inc.]
-----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Utilities Fund                                seeks capital growth and also seeks current income
[Subadvised by: INVESCO Institutional (N.A.), Inc.]
-----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Dynamics Fund                                 seeks long-term capital growth
[Subadvised by: INVESCO Institutional (N.A.), Inc.]
-----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Financial Services Fund                       seeks capital growth
[Subadvised by: INVESCO Institutional (N.A.), Inc.]
-----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Technology Fund                               seeks capital growth
[Subadvised by: INVESCO Institutional (N.A.), Inc.]
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I.-Real Estate  Fund                                seeks to achieve high total return.
[Subadvised by: INVESCO Institutional (N.A.), Inc.]
-----------------------------------------------------------------------------------------------------------------------------------


FUND:         MFS Variable Insurance Trust
-----------------------------------------------------------------------------------------------------------------------------------
ADVISER:      Massachusetts Financial Service Company
-----------------------------------------------------------------------------------------------------------------------------------

Subaccount investing in:                                  Investment objective:
-----------------------------------------------------------------------------------------------------------------------------------

MFS Capital Opportunities Series                          seeks capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Series                                seeks long-term growth of capital

MFS Research Series                                       seeks long-term growth of capital and future income

MFS                                                       Investors Trust Series
                                                          Seeks mainly to
                                                          provide long-term
                                                          growth of capital and
                                                          secondarily to provide
                                                          reasonable current
                                                          income



              T. Rowe Price
-------------------------------------------------------------------------------
aDVISER: T. Rowe Price Associates, Inc. is responsible for selection and management of the portfolio investments of
              T. Rowe Price Equity Series, Inc. and the T. Rowe Price Fixed Income Series, Inc.
-------------------------------------------------------------------------------

aDVISER: T. Rowe Price International, Inc., is responsible for selection and management of the portfolio investments of T. Rowe
              Price International Series, Inc.
-------------------------------------------------------------------------------


-------------------------------------------------------------------------------

FUND:         T. Rowe Price Equity Series, Inc.

-----------------------------------------------------------------------------------------------------------------------------------
Subaccount investing in:                                  Investment objective:
-----------------------------------------------------------------------------------------------------------------------------------

T.Rowe Price Equity
Income Portfolio                                          seeks
                                                          to provide substantial
                                                          dividend income as
                                                          well as long-term
                                                          growth of capital
                                                          through investments in
                                                          the common stocks of
                                                          established companies
-----------------------------------------------------------------------------------------------------------------------------------
T.Rowe Price Mid-Cap
Growth Portfolio*
                                                          seeks to provide long
                                                          term capital
                                                          appreciation by
                                                          investing in mid-cap
                                                          stocks with potential
                                                          for above-average
                                                          earnings growth
FUND:         T. Rowe Price Fixed Income Series, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
Subaccount investing in:                                  Investment objective:
-----------------------------------------------------------------------------------------------------------------------------------

T. Rowe Price Limited-Term Bond Portfolio                 seeks a high level of income
                                                          consistent with moderate
                                                          fluctuations in
                                                          principal value
-----------------------------------------------------------------------------------------------------------------------------------
FUND:         T. Rowe Price International Series, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
Subaccount investing in:                                  Investment objective:
-----------------------------------------------------------------------------------------------------------------------------------

T.Rowe Price
International Stock
Portfolio                                                 seeks
                                                          long-term growth of
                                                          capital through
                                                          investments primarily
                                                          in the common stocks
                                                          of established,
                                                          non-U.S. companies
-----------------------------------------------------------------------------------------------------------------------------------

* Not available for investment in contracts issued on or after May 1, 2004.

We have arrangements to provide services to certain Portfolios for which the advisor or distributor of such Portfolios pays us fees. The fees are based upon an annual percentage of the average aggregate net amount invested by us in such Portfolio. Some advisors or distributors pay us higher fees than others do. We receive 12b-1 fees from Fidelity Variable Insurance Products for the distribution of the Portfolios of that Fund.

The Portfolios are a part are sold only to separate accounts of insurance companies offering variable annuity and variable life insurance contracts and, in some cases, to certain qualified pension and retirement plans. The Portfolio are not sold to the general-public and should not be mistaken for other Portfolios offered by the same sponsor or that have similar names.

Changes in Investment Options

We may establish additional subaccounts which would invest in portfolios of other Portfolios chosen by us. We may also, from time to time, discontinue the availability of existing subaccounts. If we do, we may, by appropriate endorsement, make such changes to the Contract as we believe are necessary or appropriate. In addition, if a subaccount is discontinued, we may redeem shares in the corresponding Portfolio and substitute shares of another Portfolio. We will not do so, or make other changes, without prior notice to you and without complying with other applicable laws. Such laws may require approval by the SEC and the Texas Department of Insurance.

If we deem it to be in your best interest, and subject to any required approvals, we may combine the Separate Account with another of our separate accounts.

                               FEDERAL TAX MATTERS

Introduction

The following discussion is general in nature and is not intended as tax advice for each Contract Owner. It does not address the tax consequences resulting from all situations in which a Contract Owner may maintain such a Contract. Tax advice should be sought from a competent source prior to purchase. The discussion below is based on American National's understanding of the present federal tax law as currently interpreted by the Internal Revenue Service. No representation is made as to the continuation of present federal tax law or its current interpretation. No attempt is made to consider any applicable state tax or other tax laws, or to address any federal estate, or state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract.

Taxation of Annuities in General

Since a group unallocated Contract is not purchased directly by individuals, those portions of the Code relating to individual ownership of annuities are not applicable to the group unallocated Contract Owner. Certain provisions of section 72 of the Code would apply if the Contract Owner is a corporation or is not a natural person and the Contract is not maintained under a plan which has favorable tax treatment under the Code.

Qualified Contracts

The group unallocated Contract is designed for use with several types of qualifying Plans subject to Code sections 401 and 457. The tax rules applicable to such qualified Plans vary according to the type of Plan and the terms and conditions of the Plan itself. Plan Participants in qualified Plans may include business owners (both self-employed and stockholders) and their employees for whom pension and profit sharing plans have been established and government employees covered by a section 457 deferred compensation plan.

 As a rule, Purchase Payments made by or for Plan Participants in qualified Plans are not subject to taxation at the time such payments are made in the Contract. In their capacity as Plan trustees or administrators, Contract Owners are responsible for the communication of appropriate information about the operation of the Plan and the tax consequences of making contributions to the Plan, purchasing this Contract under the Plan, and distributing Plan benefits. Distribution of benefits and tax withholding thereon is the sole responsibility of the Contract Owner. Adverse tax consequences may result if contributions, distributions, and other transactions with respect to the Contract do not comply with the law.

Corporate pension and profit-sharing plans under section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. A Contract Owner that uses the Contract in conjunction with a defined contribution plan under section 401(a) of the Code (which is also known as an "individual account plan") is solely responsible for allocating the assets of the Contract with respect to participants' individual accounts.

Plans established under section 457 of the Code, while not actually providing for a qualified plan as that term is normally used, provide for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. Under a section 457 Plan, a participant may usually specify the form of investment in which his or her participation will be made. All such investments are, however, owned by and are subject to the claims of the general creditors of the non-governmental sponsoring employer. In general, all amounts received under a section 457 Plan are taxable and are subject to federal income tax withholding as wages.

Due to the complexity of the tax rules associated with the sponsorship and operation of qualified Plans, entities contemplating establishment of such Plans should seek advice from competent sources with respect to the responsibilities and obligations associated with such Plans.

We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment of the group unallocated Contract. We make no guarantee regarding the tax status of the Contract and do not intend the above discussion as tax advice.

                                   PERFORMANCE

Performance information for the subaccounts may appear in reports and advertising to current and prospective Contract Owners. The performance information is based on historical investment experience of the subaccounts and the Portfolios and does not indicate or represent future performance.

Total returns are based on the overall dollar or percentage change in value of a hypothetical investment. Total return quotations reflect changes in Portfolio share prices, the automatic reinvestment by the Separate Account of all distributions and the deduction of applicable annuity charges (including any contingent deferred sales charges that would apply if a Contract Owner surrendered the Contract at the end of the period indicated). Quotations of total return may also be shown that do not take into account certain contractual charges such as a contingent deferred sales load. The total return percentage will be higher under this method than under the standard method described above.

A cumulative total return reflects performance over a stated period. An average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if the performance had been constant over the entire period. Because average annual total returns tend to smooth out variations in a subaccount's returns, you should recognize that they are not the same as actual year-by-year results.

Some subaccounts may also advertise yield. These measures reflect the income generated by an investment in the subaccount over a specified period of time. This income is annualized and shown as a percentage. Yields do not take into account capital gains or losses or the contingent deferred sales load.

The subaccount that invests in the American National Money Market portfolio may advertise current and effective yield. Current yield reflects the income generated by an investment in the subaccount over a 7-day period. Effective yield is calculated in a similar manner except that income earned is assumed to be reinvested.

                          Distribution of the Contract

Principal Underwriter

Securities Management and Research, Inc. (SM&R"), 2450 South Shore Boulevard, Suite 400, League City, Texas 77573, our wholly-owned subsidiary, is the distributor and principal underwriter of the Contract. SM&R was organized under the laws of the State of Florida in 1964; is registered with the SEC under the Securities Exchange Act of 1934 ("1934 Act") as a broker/dealer; and is a member of the National Association of Securities Dealers.

Sales Of The Contracts
SM&R offers the Contracts through its registered representatives who are registered with the NASD and with the states in which they do business. More information about SM&R and its registered persons is available at http://www.nasdr.com or by calling 1-800-289-9999. You can also obtain an investor brochure from NASD Regulation describing its Public Disclosure Program. Registered representatives with SM&R are also licensed as insurance producers ("agents") in the states in which they do business and are appointed by us.

We pay commissions associated with the promotion and sale of the Contracts to SM&R. We may also pay other marketing related expenses associated with the promotion and sales of the Contracts to SM&R. The amount of the commission varies but is not expected to exceed approximately 7.0% of your aggregate purchase payments. We pay commissions either as a percentage of first year purchase payments or as a combination of a percentage of first year purchase payments and percentage of Accumulation Value in subsequent years.

We may offer a range of initial commission and persistency trail commission options (which may take into account, among other things, the length of time purchase payments have been held under the Contract, Accumulation Values and elected features and benefits).

When a Contract is sold through a registered representative of SM&R, SM&R passes the entire amount of the sales commission through to the registered representative of SM&R who sold the contract. Because registered representatives of SM&R are also agents of ours, they may be eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation programs that we offer, such as conferences, trips, prizes and awards.

SM&R may enter into selling agreements with other broker/dealers registered under the 1934 Act to sell the Contracts. Under these agreements, the commission paid to the other broker/dealer is not expected to exceed the amount described above. When a Contract is sold through another broker/dealer, we pay the sales commission directly to the selling broker/dealer; that broker/dealer may retain a portion of the commission before it pays the registered representative who sold the Contract.

We intend to recover commissions, marketing, administrative and other expenses and costs of Contract benefits through fees and charges imposed under the Contracts. Commissions paid on the Contracts; including other incentives and payments, are not charged directly to you or to your Accumulation Value.

                                LEGAL PROCEEDINGS

The Company and its affiliates, like other life insurance companies, are involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, we believe at the present time no lawsuits are pending or threatened that are reasonably likely to have a material adverse impact on the Separate Account or us.

                              Financial Statements

The consolidated financial statements for the Company and its subsidiaries and the financial statements for the Separate Account are located in the Statement of Additional Information. If you would like a free copy of the Statement of Information, call 1-800-306-2959 or send a written request to:


                       American National Insurance Company
                                 One Moody Plaza
                          Variable Contracts Department
                            Galveston, TX 77550-7999

                       STATEMENT OF ADDITIONAL INFORMATION

                                Table of Contents

A Registration Statement describing the Contracts has been filed with the Securities and Exchange Commission under the Securities Act of 1933. This Prospectus does not contain all information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information concerning us, the Separate Account, and the Contract offered. Statements contained in this prospectus as to the terms of the Contract and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC and available on the SEC's website at http://www/sec/gov.

                       STATEMENT OF ADDITIONAL INFORMATION
                                TABLE OF CONTENTS

                                                                            Page

The Contract...............................................................    3

Assignment.................................................................    3

Computation of Variable Annuity Payments...................................    3

Distribution of the Contract...............................................    3

Tax Matters................................................................    4

Records and Reports.......................................................    4

Performance................................................................    4


     Yields................................................................    7

State Law Differences......................................................    8

Separate Account...........................................................    9

     Termination of Participating Agreements...............................    9

Legal Matters..............................................................   14

Experts  .....................................................................14

Financial Statements.......................................................   15

                                                  This page left blank
intentionally.

                                                  This page left blank
intentionally.

      40






Form 4872                                                              Rev. 5-04
Part B
                   Group Unallocated Variable Annuity Contract
                       Statement of Additional Information
                  Issued by American National Insurance Company
               Home Office One Moody Plaza Galveston TX 77550-7999
                                 1-800-306-2959
                  Relating to the Prospectus dated May 1, 2004

Registrant

American National Insurance Company Separate Account
One Moody Plaza
Galveston, Texas 77550-7999

Depositor

American National Insurance Company
One Moody Plaza
Galveston, TX 77550-7999

Principal Underwriter

Securities Management and Research, Inc.
2450 South Shore Boulevard, Suite 400
League City, Texas 77573

Independent Auditors

KPMG LLP
700 Louisiana
Houston, Texas 77002-2786

This Statement of Additional Information expands upon subjects discussed in the current prospectus for the Group Unallocated Variable Annuity Contract offered by American National Insurance Company ("American National"). You may obtain a copy of the prospectus dated May 1, 2004, by calling 1-800-306-2959, or writing to American National Insurance Company, One Moody Plaza, Galveston, Texas 77550-7999. Terms used in the current prospectus for the Contract are incorporated in this Statement. All terms not specifically defined in this statement shall have the meaning set forth in the current prospectus.

This Statement of Additional Information is not a prospectus and should be read only in conjunction with the Prospectus for the Contract ("the Contract").








   Form 4872-SAI                                                           05-04

                                TABLE OF CONTENTS

                                                                            Page

The Contract...............................................................    3
Assignment.................................................................    3
Computation of Variable Annuity Payments...................................    3
Distribution of the Contract...............................................    3
Tax Matters................................................................    4
Records and Reports........................................................    4
Performance................................................................    4
State Law Differences........................................................  8
Separate Account.............................................................  9
     Termination of Participating Agreements.................................  9
Legal Matters................................................................ 14
Experts...................................................................... 14

                             Financial Statements 15

                                  The Contract

The following provides additional information about the Contract which supplements the description in the prospectus.


                                   Assignment

The Contract may not be assigned


                    Computation of Variable Annuity Payments

The amount of the first variable annuity payment to the Annuitant will depend on the amount of his/her Accumulation Value applied to effect the variable annuity as of the tenth day immediately preceding the date annuity payments commence, the amount of any premium tax owed (if applicable), the annuity option selected, and the age of the Annuitant. The Contract contains tables indicating the dollar amount of the first annuity payment under annuity options 1, 2, 4, and 5 for each $1,000 of Accumulation Value at various ages. These tables are based upon the Annuity 2000 Mortality Table (promulgated by the Society of Actuaries) and an Assumed Investment Rate (the "AIR") of 2.5% per annum.

In any subsequent month, the dollar amount of the variable annuity payment is determined by multiplying the number of Annuity Units in the applicable subaccount(s) by the value of such Annuity Unit on the tenth day preceding the due date of such payment. The Annuity Unit value will increase or decrease in proportion to the net investment return of the subaccount(s) underlying the Variable Annuity since the date of the previous annuity payment, less an adjustment to neutralize the 2.50% or other AIR referred to above. Therefore, the dollar amount of variable annuity payments after the first will vary depending on whether the net investment return is greater or less than the 2.5% (or other AIR) per annum. For example, assuming a 2.5% AIR, if subaccounts underlying the Contract have a cumulative net investment return of 4% over a one year period, the first annuity payment in the next year will be approximately
1.5 percentage points greater than the payment on the same date in the preceding year, and subsequent payments will continue to vary with the investment experience of the applicable subaccount(s). If such net investment return is 1% over a one year period, the first annuity payment in the next year will be approximately 1.5 percentage points less than the payment on the same date in the preceding year, and subsequent payments will continue to vary with the investment experience of the applicable subaccount(s).

                          Distribution of the Contract

Subject to arrangements with American National, the Contract is sold as part of a continuous offering by independent broker-dealers who are members of the National Association of Security Dealers, Inc., and who become licensed to sell life insurance and variable annuities for American National. Pursuant to a Distribution and Administrative Services Agreement, Securities Management and Research, Inc. ("SM&R"), acts as the principal underwriter on behalf of American National for distribution of the Contract. Under the Agreement, SM&R is to use commercially reasonable efforts to sell the Contract through registered representatives. In connection with these sales activities, SM&R is responsible for:

o compliance with the requirements of any applicable state broker-dealer regulations and the Securities Exchange Act of 1934,

o keeping correct records and books of account in accordance with Rules 17a-3 and 17a-4 of the Securities Exchange Act,

o  training agents of American National for the sale of Contracts, and

o forwarding all Purchase Payments under the Contracts directly to American National.

SM&R is not entitled to any renumeration for its services as underwriter under the Distribution and Administrative Services Agreement; however, SM&R is entitled to reimbursement for all reasonable expenses incurred in connection with its duties as underwriter.

During 2003, 2002, and 2001, $3,158,667, $3,168,957 and $2,645,091 respectively was paid to SM&R for the sale of variable life insurance and variable annuity contracts. In 2003, 2002 and 2001, no underwriting commissions were retained by SM&R.


                                   Tax Matters

Diversification Requirements. The Code requires that the investments underlying a separate account be "adequately diversified" in order for contracts to be treated as annuities for federal income tax purposes. We intend that the separate account, through the Eligible Portfolios, will satisfy these diversification requirements.

In certain circumstances, owners of variable annuity contracts may be considered for federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners would be currently taxed on income and gains attributable to the separate account assets. There is little guidance in this area, and some features of the Contracts, such as the flexibility of a Contract Owner to allocate Purchase Payments and transfer Accumulation Value, have not been explicitly addressed in published rulings. While we believe that the Contracts do not give Contract Owners investment control over separate account assets, we reserve the right to modify the Contracts as necessary to prevent a Contract Owner from being treated as the owner of the separate account assets supporting a Contract.


                               Records and Reports

Reports concerning each Contract will be sent annually to each Contract Owner. Contract Owners will additionally receive annual and semiannual reports concerning the underlying funds and annual reports concerning the separate account. Contract Owners will also receive confirmations of receipt of Purchase Payments, changes in allocation of Purchase Payments and transfer of Accumulation Units.


                                   Performance

Performance information for any subaccount may be compared, in reports and advertising to:

o the Standard & Poor's 500 Composite Stock Price Index ("S & P 500"),

o  Dow Jones Industrial Average ("DJIA"),

o  Donoghue's Money Market Institutional Averages;

o other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, Lehman-Brothers, Morningstar, or the Variable Annuity Research and Data Service, widely used independent research firms which rank mutual funds and other investment companies by overall performance, investment objectives, and assets, and

o the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in a Contact.

Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for annuity charges and investment management costs.

Total returns, yields and other performance information may be quoted numerically or in a table, graph, or similar illustration. Reports and advertising may also contain other information including:

o the ranking of any subaccount derived from rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Series or by rating services, companies, publications or other persons who rank separate accounts or other investment products on overall performance or other criteria, and

o the effect of tax deferred compounding on a subaccount's investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis.

Total Return (Standardized Performance)

Each subaccount may state its total return or yield in sales literature and advertisements. Any statements of total return, yield, or other performance data of a subaccount, other than yield quotations, will be accompanied by information on that subaccount's standardized total return for the most recent 1, 5 and 10-year periods or, if less, the period from the subaccount's inception of operation.

Total return quoted in advertising reflects all aspects of a subaccount's return, including the automatic reinvestment by the separate account of all distributions and any change in the subaccount's value over the period. Average annual returns are calculated by determining the growth or decline in value of a hypothetical historical investment in the subaccount over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would produce an average annual return of 7.18%, which is the steady rate that would equal 100% growth on a compounded basis in ten years. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that the subaccount's performance is not constant over time, but changes from year to year, and that average annual returns represent averaged figures as opposed to the actual year-to-year performance of a subaccount.

Average annual total returns are computed by finding the average annual compounded rates of return over the periods shown that would equate the initial amount invested to the withdrawal value, in accordance with the following formula prescribed by the SEC:

P(1+T)n = ERV

where P is a hypothetical investment payment of $1,000, T is the average annual total return, n is the number of years, and ERV is the withdrawal value at the end of the periods shown. Since the Contract is intended as a long-term product, the average annual total returns assume that no money was withdrawn from the Contract prior to the end of the period. Nonstandardized total return is computed in a similar manner, except that different time periods and hypothetical initial payments may be used, and certain charges may not be reflected.

In addition to average annual returns, the subaccounts may advertise unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period.

From time to time, sales literature or advertisements may also quote average annual total returns for periods prior to the date the separate account commenced operations. Such performance information for the subaccounts will be calculated based on the performance of the Eligible Portfolios and the assumption that the subaccounts were in existence for the same periods as those indicated for the Eligible Portfolios, with the level of Contract charges currently in effect.

Total Return (Nonstandard Performance)

From time to time, sales literature or advertisements may also quote average annual total returns that do not reflect the Surrender Charge. These are calculated in exactly the same way as the average annual total returns described above, except that the ending redeemable value of the hypothetical account for the period is replaced with an ending value for the period that does not take into account any charges on amounts surrendered. Sales literature or advertisements may also quote average annual total returns for periods prior to the date the Separate Account commenced operations, calculated based on the performance of the Eligible Portfolios and the assumption that the subaccounts were in existence for the same periods as those indicated for the Eligible Portfolios, with the level of Contract charges currently in effect except for the Surrender Charge.

In addition to average annual returns, the subaccounts may advertise unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period.

From time to time, sales literature or advertisements may also quote average annual total returns for periods prior to the date the separate account commenced operations. Such performance information for the subaccounts will be calculated based on the performance of the Portfolios and the assumption that the Subaccounts were in existence for the same periods as those indicated for the Portfolios, with the level of Contract charges currently in effect.

Yields

Some subaccounts may also advertise yields. Yields quoted in advertising reflect the change in value of a hypothetical investment in the subaccount over a stated period of time, not taking into account capital gains or losses. Yields are annualized and stated as a percentage. Yields do not reflect the impact of any contingent deferred sales load. Yields quoted in advertising may be based on historical seven-day periods. Current yield of a money market subaccount will reflect the income generated over a 7-day period. Current yield is calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical account having one Accumulation Unit at the beginning of the period and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by (365/7). The resulting yield figure will be carried to the nearest hundredth of a percent. Effective yield for a money market subaccount is calculated in a similar manner to current yield except that investment income is assumed to be reinvested throughout the year at the 7-day rate. Effective yield is obtained by taking the base period returns as computed above, and then compounding the base period return by adding 1, raising the sum to a power equal to (365/7) and subtracting one from the result, according to the formula prescribed by the SEC:

Effective Yield = [(Base Period Return +1)365/7] - 1.

Since the reinvestment of income is assumed in the calculation of effective yield, it will generally be higher than current yield. A 30-day yield for bond subaccounts will reflect the income generated by a subaccount over a 30-day period. Yield will be computed by dividing the net investment income per Accumulation Unit earned during the period by the maximum offering price per Accumulation Unit on the last day of the period, according to the following formula prescribed by the SEC:

Yield = 2[((a - b)/cd + 1)6 - 1]

where a = net investment income earned by the applicable Portfolio, b = expenses for the period including expenses charged to the Contract Owner accounts, c = the average daily number of Accumulation Units outstanding during the period, and d = the maximum offering price per Accumulation Unit on the last day of the period.


                              State Law Differences

Differences in state laws may require American National to offer a Contract in one or more states which is more favorable to a Contract Owner than that offered in other states.


                                Separate Account

The Separate Account will purchase and redeem shares of the Eligible Portfolios at net asset value. The net asset value of a share is equal to the total assets of the Portfolio less the total liabilities of the Portfolio divided by the number of shares outstanding.

American National will redeem shares in the Eligible Portfolios as needed to:

o  collect charges,

o  pay surrenders, or

o  provide benefits.

Any dividend or capital gain distribution received from an Eligible Portfolio will be reinvested immediately at net asset value in shares of that Eligible Portfolio and retained as assets of the corresponding subaccount.

The Separate Account may include subaccounts that are not available under the Contract. American National may from time to time discontinue the availability of some of the subaccounts. If the availability of a subaccount is discontinued, American National may redeem any shares in the corresponding Eligible Portfolio and substitute shares of another registered open-end management company.

American National may also establish additional subaccounts. Each new subaccount would correspond to a portfolio of a registered, open-end management company. American National would establish the terms upon which existing Contract Owners could purchase units of a new subaccount.

If any of these substitutions or changes is made, American National may change the Contract by sending an
endorsement. American National may:

o  operate the Separate Account as a management company,

o  de-register the Separate Account if registration is no longer required,

o  combine the Separate Account with other separate accounts,

o  restrict or eliminate any voting rights associated with the Separate
Account, or

o transfer the assets of the Separate Account relating to the Contracts to another separate account.

American National would, of course, not make any changes to the menu of Eligible Portfolios or to the Separate Account without complying with applicable laws and regulations. Such laws and regulations may require notice to and approval from the Contract Owners, the SEC, and state insurance regulatory authorities.


                     Termination of Participation Agreements

The participation agreements pursuant to which the funds sell their shares to the separate account contain varying provisions regarding termination. The following generally summarizes those provisions.

American National Investment Accounts, Inc.

The participation agreement for the American National Fund provides for termination:

o   upon sixty days advance written notice by any party,

o by American National if any of the American National Fund's shares are not reasonably available to meet the requirements of the Contracts,

o by American National if any of the shares of the American National Fund are not registered, issued or sold in accordance with applicable state and/or federal law or such law precludes use of such shares as the underlying investment medium of the Contracts,

o by American National upon the requisite vote of the Contract Owners having an interest in a particular subaccount to substitute the shares of another investment company for the corresponding American National Fund shares, or

o by American National upon institution of formal proceedings against the American National Fund by the SEC.

Fidelity Variable Insurance Products

-Service class 2

All participation agreements for the Fidelity Funds provide for termination:

o  upon sixty days advance written notice by any party,

o by American National with respect to any Fidelity Portfolio if American National determines that shares of such Fidelity Portfolio are not reasonably available to meet the requirements of the Contracts,

o by American National with respect to any Fidelity Portfolio if any of the shares of such Fidelity Portfolio are not registered, issued, or sold in accordance with applicable state or federal law or such law precludes the use of such shares as the underlying investment media of the Contracts,

o by American National with respect to any Fidelity Portfolio if such Fidelity Portfolio ceases to be qualified as a Regulated Investment Company under Subchapter M of the Internal Revenue Code (the "Code"), or if American National reasonably believes the Fidelity Funds may fail to so qualify,

o by American National with respect to any Fidelity Portfolio if such Fidelity Portfolio fails to meet the diversification requirements specified in the Fidelity participation agreement,

o by the Fidelity Funds or the underwriter, upon a determination by either, that American National has suffered a material adverse change in its business, operations, financial condition, or prospects, or is the subject of material adverse publicity,

o by American National upon a determination by American National that either the Fidelity Funds or the underwriter has suffered a material adverse change in its business, operations, financial condition, or prospects, or is the subject of material adverse publicity,

o by the Fidelity Funds or the underwriter forty-five days after American National gives the Fidelity Funds and the underwriter written notice of American National's intention to make another investment company available as a funding vehicle for the Contracts, if at the time such notice was given, no other notice of termination of the Fidelity participation agreement was then outstanding, or

o upon a determination that a material irreconcilable conflict exists between the interests of the Contract Owners and other investors in the Fidelity Funds or between American National's interests in the Fidelity Funds and the interests of other insurance companies invested in the Fidelity Funds.

T. Rowe Price

This participation agreement provides for termination:

o  upon six months advance written notice by any party,

o by American National with respect to any T. Rowe Price Portfolio if American National determines that shares of such T. Rowe Price Portfolio are not reasonably available to meet the requirements of the Contracts,

o by American National with respect to any T. Rowe Price Portfolio if any of the shares of such T. Rowe Price Portfolio are not registered, issued, or sold in accordance with applicable state or federal law or such law precludes the use of such shares as the underlying investment media of the Contracts,

o by the T. Rowe Price Funds or the underwriter upon the institution of formal proceedings against American National by the SEC, NASD, or any other regulatory body regarding American National's duties under the T. Rowe Price participation agreement or related to the sale of the Contracts, the operation of the separate account, or the purchase of T. Rowe Price Funds shares, if the T. Rowe Price Funds or the underwriter determines that such proceedings will have a material adverse effect on American National's ability to perform under the T. Rowe Price participation agreement,

o  by American National upon the institution of formal proceedings against the
   T. Rowe Price Funds or the underwriter by the SEC, NASD, or any other regulatory body, if American National determines that such proceedings will have a material adverse effect upon the ability of the T. Rowe Price Funds or the underwriter to perform its obligations under the T. Rowe Price participation agreement,

o by American National with respect to any T. Rowe Price Portfolio if such T. Rowe Price Portfolio ceases to qualify as a Regulated Investment Company under Subchapter M of the Code, or if American National reasonably believes the T. Rowe Price Funds may fail to so qualify,

o by American National with respect to any T. Rowe Price Portfolio if such T. Rowe Price Portfolio fails to meet the diversification requirements specified in the T. Rowe Price participation agreement, or American National reasonably believes the T. Rowe Price Portfolio may fail to so comply,

o by the T. Rowe Price Funds or the underwriter, upon a determination by either, that American National has suffered a material adverse change in its business, operations, financial condition, or prospects, or is the subject of material adverse publicity,

o by American National upon a determination by American National that either the T. Rowe Price Funds or the underwriter has suffered a material adverse change in its business, operations, financial condition, or prospects, or is the subject of material adverse publicity,

o by the T. Rowe Price Funds or the underwriter sixty days after American National gives the T. Rowe Price Funds and the underwriter written notice of American National's intention to make another investment company available as a funding vehicle for the Contracts if at the time such notice was given, no other notice of termination of the T. Rowe Price participation agreement was then outstanding, or

o upon a determination that a material irreconcilable conflict exists between the Contract Owners and other investors in the T. Rowe Price Funds or between American National's interests in the T. Rowe Price Funds and interests of other insurance companies invested in the T. Rowe Price Funds.

Federated Fund Insurance Series

This participation agreement provides for termination:

o  upon one hundred eighty days advance written notice by any party,

o at American National's option if American National determines that shares of the Federated Portfolios are not reasonably available to meet the requirements of the Contracts,

o at the option of the Federated Fund or the underwriter upon the institution of formal proceedings against American National by the SEC, NASD, or any other regulatory body regarding American National's duties under the Federated participation agreement or related to the sale of the Contracts, the operation of the separate account, or the purchase of Federated Fund shares,

o at American National's option upon the institution of formal proceedings against the Federated Fund or the underwriter by the SEC, NASD, or any other regulatory body,

o upon a requisite vote of the Contract Owners to substitute shares of another fund for shares of the Federated Fund,

o if any of the shares of a Federated Portfolio are not registered, issued, or sold in accordance with applicable state or federal law or such law precludes the use of such shares as the underlying investment media of the Contracts,

o upon a determination by the Federated Fund that an irreconcilable conflict exists between the Contract Owners and other investors in the Federated Fund or between American National's interests in the Federated Fund and the interests of other insurance companies invested in the Federated Fund,

o at American National's option if the Federated Fund or a Federated Portfolio ceases to qualify as a Regulated Investment Company under Subchapter M of the Code, or

o at American National's option if the Federated Fund or a Federated Portfolio fails to meet the diversification requirements specified in the Federated participation agreement.

MFS Variable Insurance Trust

This participation agreement provides for termination:

o  upon six months advance written notice by any party,

o at American National's option to the extent the shares of any MFS Portfolio are not reasonably available to meet the requirements of the Contracts or are not "appropriate funding vehicles" for the Contracts, as determined by American National,

o at the option of the MFS Fund or the underwriter upon the institution of formal proceedings against American National by the SEC, NASD, or any other regulatory body regarding American National's duties under the MFS participation agreement or related to the sale of the Contracts, the operation of the separate account, or the purchase of shares of the MFS Fund,

o at American National's option upon the institution of formal proceedings against the MFS Fund by the SEC, NASD, or any other regulatory body regarding the MFS Fund's or the underwriter's duties under the MFS participation agreement or related to the sale of shares of the MFS Fund,

o at the option of any party upon receipt of any necessary regulatory approvals or the vote of the Contract Owners to substitute shares of another fund for the shares of the MFS Fund, provided American National gives the MFS Fund and the underwriter thirty days advance written notice of any proposed vote or other action taken to replace the shares of the MFS Fund,

o by the MFS Fund or the underwriter upon a determination by either that American National has suffered a material adverse change in its business, operations, financial condition, or prospects, or is the subject of material adverse publicity,

o by American National upon a determination by American National that the MFS Fund or the underwriter has suffered a material adverse change in its business, operations, financial condition, or prospects, or is the subject of material adverse publicity,

o at the option of any party, upon another party's material breach of any provision of the MFS participation agreement, or

o upon assignment of the MFS participation agreement, unless made with the written consent of the parties to the MFS participation agreement.

The Alger American Fund Class O Shares

This participation agreement provides for termination:

o  upon six months advance written notice by any party,

o at American National's option to the extent the shares of any Alger American Portfolio are not reasonably available to meet the requirements of the Contracts or are not "appropriate funding vehicles" for the Contracts, as determined by American National,

o at the option of the Alger American Fund or the underwriter upon the institution of formal proceedings against American National by the SEC, NASD, or any other regulatory body regarding American National's duties under the Alger American participation agreement or related to the sale of the Contracts, the operation of the separate account, or the purchase of shares of the Alger American Fund,

o at American National's option upon the institution of formal proceedings against the Alger American Fund by the SEC, NASD, or any other regulatory body regarding the Alger American Fund's or the underwriter's duties under the Alger American participation agreement or related to the sale of shares of the Alger American Fund,

o at the option of any party upon receipt of any necessary regulatory approvals or the vote of the Contract Owners to substitute shares of another fund for the shares of the Alger American Fund, provided American National gives the Alger American Fund and the underwriter thirty days advance written notice of any proposed vote or other action taken to replace the shares of the Alger American Fund,

o by the Alger American Fund or the underwriter upon a determination by either that American National has suffered a material adverse change in its business, operations, financial condition, or prospects, or is the subject of material adverse publicity,

o by American National upon a determination by American National that the Alger American Fund or the underwriter has suffered a material adverse change in its business, operations, financial condition, or prospects, or is the subject of material adverse publicity,

o at the option of any party, upon another party's material breach of any provision of the Alger American participation agreement, or

o upon assignment of the Alger American participation agreement, unless made with the written consent of the parties to the Alger American participation agreement.

AIM Variable Insurance Funds

The INVESCO Funds participation agreement provides for termination:

upon six months advance written notice by any party, with respect to any INVESCO Portfolio,

o by American National, upon written notice with respect to any INVESCO Portfolio, if American National determines that shares of such portfolio are not reasonably available to meet the requirements of the Contracts,

o by American National, upon written notice with respect to any INVESCO Portfolio, if the shares of such portfolio are not registered, issued or sold in accordance with applicable state or federal law or such law precludes the use of such shares as the underlying investment media of the Contracts,

o by the INVESCO Funds, upon written notice, upon institution of formal proceedings against American National by the NASD, the SEC, any state insurance department or any other regulatory body regarding American National's duties under the participation agreement or related to the sale or administration of the Contracts, the operation of the separate account, or the purchase of INVESCO Funds shares, if the INVESCO Funds determines in good faith that any such proceeding would have a material adverse effect on American National's ability to perform its obligations under the participation agreement,

o by American National, upon written notice, upon institution of formal proceedings against the INVESCO Funds or the investment adviser by the NASD, the SEC, any state securities or insurance department or any other regulatory body, if American National determines in good faith that any such proceeding would have a material adverse effect on the INVESCO Funds or the adviser's ability to perform its obligations under the participation agreement,

o by American National, upon written notice, if the INVESCO Funds cease to qualify as a Regulated Investment Company under Subchapter M of the Code, or if American National reasonably and in good faith believes that the INVESCO Funds may fail to so qualify,

o by American National, upon written notice with respect to any INVESCO Portfolio, if the INVESCO Funds fail to meet the diversification requirements specified in the participation agreement or if American National reasonably and in good faith believes that the INVESCO Funds may fail to meet such requirements,

o by any party to the participation agreement, upon written notice, upon another party's material breach of any provision of the participation agreement,

o by American National, 60 days after the other parties' receipt of written notice, if American National determines in good faith that either the INVESCO Funds or the adviser has suffered a material adverse change in its business, operations or financial condition since the date of the participation agreement or is the subject of material adverse publicity which is likely to have a material adverse impact upon the business and operations of American National,

o by the INVESCO Funds or the adviser, 60 days after the other parties' receipt of written notice, if either of them determines in good faith that American National has suffered a material adverse change in its business, operations or financial condition since the date of the participation agreement or is the subject of material adverse publicity which is likely to have a material adverse impact upon the business and operations of the INVESCO Funds or the adviser,

o by American National or the INVESCO Funds upon receipt of any necessary regulatory approvals and/or the vote of the Contract Owners to substitute shares of another investment company for the shares of an INVESCO Portfolio, provided American National gives the INVESCO Funds 60 days advance written notice of any proposed vote or other action taken to replace the shares or the filing of any required regulatory approval,

o by American National or the INVESCO Funds upon a determination that an irreconcilable material conflict exists among the interests of all Contract Owners of all separate accounts or the interests of the insurance companies invested in the INVESCO Funds, or

o by the INVESCO Funds, effective immediately without notice, if any of the Contracts are not issued or sold in accordance with applicable federal or state law.


                                  LEGAL MATTERS

Greer, Herz and Adams, LLP, General Counsel has reviewed various matters of Texas law pertaining to the Contract, including the validity of the Contract and our right to issue the Contract under Texas insurance law.


                                     EXPERTS

The consolidated financial statements of American National Insurance Company and subsidiaries as of December 31, 2003 and 2002, and for each of the years in the three- year period ended December 31, 2003 and the financial statements of American National Variable Annuity Separate Accounts as of December 31, 2003, and for each of the years or lesser periods in the two-year period then ended, have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The audit report covering the December 31, 2003 consolidated financial statements of American National Insurance Company and subsidiaries refers to the company's change in accounting method for goodwill during 2002.

                              Financial Statements

The financial statements of American National Insurance Company should be considered only as bearing on the ability of American National Insurance Company to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

Financial Statement to be filed by pre-effective amendment.

PART C ITEM AND CAPTION

Items 24.  Financial Statements and Exhibits.

(a) Financial Statements (to be filed by amendment)

1. Part A of the Registration Statement. Condensed financial information reflecting the value and number of units outstanding for each class of accumulation units of the Separate Account for the years ended December 31, 2002 through December 31, 2004. 2. Part B of the Registration Statement (a) The most recent audited financial statements of the Separate Account as of December 31, 2004 and for each of the years or periods presented. The consolidated financial statements of the American National Insurance Company as of December 31, 2004 and for each of the years in the three-year period ended December 31, 2004.

(a) Exhibits
Exhibit "1" - Copy of the resolutions of the Board of Directors of the Depositor authorizing the establishment of the Registrant (previously filed with Form N-4 for this registration statement(number 333-33856 filed on April 3, 2000)

 Exhibit "2" -                      Not applicable

Exhibit "3" - Distribution and Administrative Services Agreement (previously filed with Form N-4 for this registration statement(number 333-33856 filed on April 3, 2000)

Exhibit "4" - Form of Variable Annuity Contract (previously filed with Form N-4 for this registration statement(number 333-33856 filed on February 24, 2003)

Exhibit "5" - Form of application used with any variable annuity contract(previously filed with pre-effective amendment number 1(number 333-33856) filed on August 7, 2001)

Exhibit "6a" - Copy of the Articles of Incorporation of the Depositor(previously filed with Form N-4 for this registration statement(number 333-33856 filed on April 3, 2000)

Exhibit "6b" - Copy of the By-laws of the Depositor (previously filed with Form N-4 for this registration statement(number 333-33856 filed on April 3, 2000)

Exhibit "7" - Reinsurance Contracts-Not Applicable

Exhibit "8a"- Form of American National Investment Account, Inc. Participation Agreement(previously filed with Form N-4 for this registration statement(number 333-33856 filed on April 3, 2000)

Exhibit "8b" -Form of Variable Insurance Products Fund II Participation Agreement (previously filed with Form N-4 for this registration statement(number 333-33856 filed on April 3, 2000)

Exhibit "8c"-Form of Variable Insurance Products Fund III Participation Agreement (previously filed with Form N-4 for this registration statement(number 333-33856 filed on April 3, 2000)

Exhibit "8d"-Form of T. Rowe Price International Series, Inc. T. Rowe Price Equity Series, Inc., and T. Rowe Price Fixed Income
Series, Inc. (previously filed with Form N-4 for this registration statement (number 333-33856 filed on April 3, 2000)

Exhibit "8e" Form of MFS Variable Insurance Trust Participation
Agreement(previously filed with Form N-4 for this registration statement(number 333-33856 filed on April 3, 2000)

Exhibit "8f" Form of Federated Insurance Series Fund Participation Agreement(previously filed with Form N-4 for this registration statement(number 333-33856 filed on April 3, 2000)

Exhibit"8g" Form of Fred Alger American Fund Participation Agreement(previously filed with Form N-4 for this registration statement(number 333-33856 filed on April 3, 2000)

Exhibit "8h" Form of AIM Variable Investment Funds Participation Agreement (incorporated by reference to Registrant's Post Effective Amendment number four to registration statement number 333-30318 filed on April 29, 2004.)

Exhibit "9" - An opinion of counsel and consent to its use as to the legality of the securities being registered, indicating whether they will be legally issued and will represent binding obligations of the depositor (to be filed by amendment)

Exhibit "10" -Consent of independent accountants (to be filed by amendment)

Exhibit "11" -                     Not applicable

Exhibit "12" -                     Not applicable

Exhibit "13" -                     Not applicable

Exhibit "14" Power of Attorney (previously filed with Form N-4 for this registration statement(number 333-33856 filed on April 30, 2004)

ITEM 25..DIRECTORS AND OFFICERS OF DEPOSITOR.
                                   -------

                                    Directors

Name                                                 Business Address

-------------------------------------------------------------------------------

George Richard Ferdinandtsen    American National Insurance Company
                                 One Moody Plaza
                                Galveston, Texas 77550


Frances Anne Moody-Dahlberg     The Moody Foundation
                               Highland Park Place
                                4515 Cole Avenue LB 34, Suite 500
                               Dallas, Texas 75205

Robert Lee Moody                2302 Postoffice, Suite 702
                                Galveston, Texas 77550

Russell Shearn Moody            American National Insurance Company
                                 One Moody Plaza
                                Galveston, Texas 77550

William Lewis Moody, IV         2302 Postoffice, Suite 502
                                Galveston, Texas 77550

James Daniel Yarbrough          Galveston County Judge
                                722 Moody
                                Galveston, Texas 77550


Arthur O. Dummer                      To be provided by Amendment

Dr. Shelby M. Eliot To be provided by Amendment

Frank P. Williamson                   To be provided by Amendment

Officers

The principal business address of the officers, unless indicated otherwise in the "Directors" section, or unless indicated by an asterisk (*), is American National Insurance Company, One Moody Plaza, Galveston, Texas 77550. Those officers with an asterisk by their names have a principal business address of 2450 South Shore Boulevard, League City, Texas 77573.

Name            .........       Office
----                            ------
Robert Lee Moody                Chairman of the Board and Chief
                                Executive Officer

George Richard Ferdinandtsen    President, Chief Operating Officer

David Alan Behrens              Executive Vice President, Independent
                                Marketing

Robert Allen Fruend             Executive Vice President, Director of
                                Multiple Line Special Markets

Billy Joe Garrison              Executive Vice President, Director of
                              Home Service Division

Michael Wade McCroskey *        Executive Vice President, Investments
                                  and Treasurer

Gregory Victor Ostergren        Executive Vice President, Director of
                                  Multiple Line

James Edward Pozzi              Executive Vice President, Corporate
                                Planning

Ronald Jay Welch                Executive Vice President and Chief
                                Actuary

Charles Henry Addison           Senior Vice President, Systems Planning
                                  and Computing

Albert Louis Amato, Jr.         Senior Vice President, Life Insurance
                                 Administration

Glenn Clenton Langley           Senior Vice President, Human Resources

Stephen Edward Pavlicek         Senior Vice President and Controller

Steven Harvey Schouweiler       Senior Vice President, Health Insurance
                                Operations

James Ray Thomason              Senior Vice President, Credit Insurance
                                Operations

Gareth Wells Tolman             Senior Vice President, Corporate
                                Affairs

John Mark Flippin               Secretary

Dwain Allen Akins               Vice President, Corporate Compliance

Julian Antkowiak                Vice President, Director, Computing
                                Division

Paul Barber                     Vice President, Human Resources

Scott Frankie Brast *           Vice President, Real Estate Investments

David Danner Brichler *         Vice President, Mortgage Loan
                                Production

Frank Vincent Broll, Jr.        Vice President and Actuary



William Franklin Carlton        Vice President and Assistant
                                Controller, Financial Reporting

James Arthur Collura            Vice President, Marketing Performance
                                and Field Management Development

Richard Thomas Crawford         Vice President and Assistant
                                Controller, General Accounting

George Clayton Crume            Vice President, Brokerage Sales

Douglas Alton Culp              Vice President, Financial Institution

Gordon Dennis Dixon             Vice President, Stocks

Steven Lee Dobbe                Vice President, Broker Dealer Marketing

Debbie Stem Fuentes             Vice President, Health Claims

Franklin James Gerren           Vice President, Payroll Deduction

Bernard Stephen Gerwel          Vice President, Agency Automation

Joseph Fant Grant, Jr.          Vice President, Group Actuary

Rex David Hemme                 Vice President and Actuary

Michael Emmett Hogan            Vice President, Credit Insurance
                                Operations

Charles Jordan Jones            Vice President, Health Underwriting/
                                  New Business

Dwight Diver Judy               Vice President, Financial Marketing

Dr. Harry Bertrand Kelso, Jr. Vice President and Medical Director

Gary Wayne Kirkham              Vice President, Director of Planning
                                   and Support

George Arthur Macke             Vice President, General Auditor

George William Marchand         Vice President, Life Underwriting

Dixie Nell McDaniel             Vice President, Home Service
                                 Administration

Meredith Myron Mitchell         Vice President, Director of
                              Life/Annuity Systems

James Walter Pangburn           Vice President, Credit Insurance/
                                 Special Markets

Edward Bruce Pavelka            Vice President, Life Policy
                                 Administration

Ronald Clark Price              Vice President, Multiple Line Chief
                                Life Marketing Officer

James Truitt Smith              Vice President, Pension Sales

James Patrick Stelling          Vice President, Group/Health Compliance

Kelly Marie Wainscott           Vice President, Alternative
                                  Distribution

William Henry Watson, III       Vice President, Chief Health Actuary

Malcolm Latimer Waugh, Jr.      Vice President, Life Claims

George Ward Williamson          Vice President, Asst. Director, Home
                                Service Division

Jimmy Lynn Broadhurst           Asst. Vice President, Director
                                Individual Health/Group Systems

Joseph James Cantu              Asst. Vice President and Illustration
                                Actuary

Joseph Wayne Cucco              Asst. Vice President, Advanced Life
                                Sales

Nancy Maureen Day               Asst. Vice President, Pension
                                 Administration

John Darrell Ferguson           Asst. Vice President, Creative Services

Douglas Neal Fullilove          Asst. Vice President, Director, Agents
                                Employment

Barbara Jean Huerta             Asst. Vice President, Dir. of App.
                                Dev.- Financial and Admin. Systems

Kenneth Joseph Juneau           Asst. Vice President, Director,
                                Advisory Systems Engineer

Carol Ann Kratz                 Asst. Vice President, Human Resources

Doris Lanette Leining           Asst. Vice President, Life Underwriting

Bradley Wayne Manning           Asst. Vice President, General Manager
                                   Life Claims

Roney Gene McCrary              Asst. Vice President, Application
                              Development Division

James Brian McEniry             Asst. Vice President, Director of
                               Telecommunications

Zeb Marshall Miller, III        Asst. Vice President, Health
                                 Administration

Michael Scott Nimmons           Asst. Vice President, Associate General
                              Auditor, Home Office

Ronald Joseph Ostermayer        Asst. Vice President, Director of Group
                                Quality Assurance

Michael Christopher Paetz       Asst. Vice President, Director of Group
                               and MGA Operations

Robert Arthur Price             Asst. Vice President, Account
                                Executive/Special Markets

Judith Lynne Regini             Asst. Vice President, Corporate
                                Compliance

         Raymond Edward Pittman, Jr. Asst. Vice President, Director of
                          Marketing/Career Development

            Suzanne Brock Saunders Asst. Vice President, Real Estate
                                    Services

           Gerald Anthony Schillaci Asst. Vice President and Actuary

Morris Joseph Soler             Asst. Vice President, HIPAA Privacy
                                Officer

Clarence Ellsworth Tipton       Asst. Vice President and Assistant
                                Actuary

Daniel Gilbert Trevino, Jr.     Asst. Vice President, Director,
                               Computing Services

James Alexander Tyra            Asst. Vice President, Life Insurance
                                Systems

John Oliver Norton              Actuary

Richard Morris Williams         Life Product Actuary

Jeanette Elizabeth Cernosek     Assistant Secretary

Victor John Krc                 Assistant Treasurer

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE
DEPOSITOR OR THE REGISTRANT
            -------
The Registrant, American National Variable Annuity Separate Account, is a separate account of American National Insurance Company, a Texas insurance company. The Libbie Shearn Moody Trust owns approximately 37.46% of the outstanding stock of American National Insurance Company. The Moody Foundation, which has a 75% contingent remainder interest in the Libbie Shearn Moody Trust, owns approximately 23.3% of the outstanding stock of American National Insurance Company.

The Trustees of The Moody Foundation are Mrs. Frances Ann Moody-Dahlberg, Robert
L. Moody and Ross Rankin Moody. Robert L. Moody is a life income beneficiary of the Libbie Shearn Moody Trust and Chairman of the Board, Director and Chief Executive Officer of American National Insurance Company. Robert L. Moody has assigned his interest in the Libbie Shearn Moody Trust to National Western Life Insurance Company, a Colorado insurance company of which he is also Chairman of the Board, a Director and controlling shareholder.

The Moody National Bank is the trustee of the Libbie Shearn Moody Trust and various other trusts which, in the aggregate, own approximately 46.6%
 of the outstanding stock of American National
Insurance Company. Moody Bank Holding Company, Inc. owns approximately 97% of the outstanding shares of The Moody National Bank.
Moody Bank Holding Company, Inc. is a wholly owned subsidiary of Moody Bancshares, Inc. The Three R Trusts, trusts created by Robert
L. Moody for the benefit of his children, are controlling stockholders of Moody Bancshares, Inc.

The Moody Foundation owns 33.0% and the Libbie Shearn Moody Trust owns 51.0% of the outstanding stock of Gal-Tex Hotel Corporation, a Texas corporation. Gal-Tex Hotel Corporation has the following wholly-owned subsidiaries, listed in alphabetical order:

Gal-Tenn Hotel Corporation       LHH Hospitality, Inc.
Gal-Tex Management Company       1859 Historic Hotels, Ltd.
         Gal-Tex Woodstock, Inc.          1859 Beverage Company
         Gal-Tex Hospitality Corporation
         Gal-Tex Management Hospitality Company

American National owns a direct or indirect interest in the following entities, listed in alphabetical order:

Entity:  Alternative Benefit Management, Inc.
Entity Form: a Nevada corporation
Ownership or Other Basis of Control: ANTAC, Inc. owns all of the outstanding common stock.
-----------------------------------

Entity:  American Hampden Joint Venture
Entity Form: a Texas joint venture
Ownership or Other Basis of Control: American National Insurance Company owns a 95% interest.
-----------------------------------

Entity: American National County Mutual Insurance Company
Entity Form: a Texas insurance company
Ownership or Other Basis of Control: Managed by American National Insurance Company.
-----------------------------------

Entity:  American National de Mexico Compania de Seguras de Vida, S.A. de C.V.
------
Entity Form: a Mexico insurance company
-----------
Ownership or Other Basis of Control: ANMEX International, Inc. owns 99.9%, and ANMEX International Services, Inc.
-----------------------------------
owns 0.10%.

Entity: American National of Delaware Corporation
Entity Form: a Delaware corporation (inactive)
Ownership or Other Basis of Control: Wholly owned subsidiary of American National Insurance Company.
-----------------------------------

Entity:  American National Financial Corporation
Entity Form: a Texas corporation (inactive)
Ownership or Other Basis of Control: Wholly owned subsidiary of American National Property Insurance Company.
-----------------------------------

Entity:  American National Financial Corporation (Delaware)
------
Entity Form: a Delaware corporation (inactive)
-----------
Ownership or Other Basis of Control: Wholly owned subsidiary of American National Insurance Company.
-----------------------------------

Entity:  American National Financial Corporation (Nevada)
------
Entity Form: a Nevada corporation (inactive)
-----------
Ownership or Other Basis of Control: Wholly owned subsidiary of American National Insurance Company.
-----------------------------------

Entity:  American National General Insurance Company
Entity Form: a Missouri insurance company
Ownership or Other Basis of Control: Wholly owned subsidiary of American
 National Property and Casualty Company.

-----------------------------------

Entity:  American National Insurance Service Company
Entity Form: a Missouri corporation
Ownership or Other Basis of Control: Wholly owned subsidiary of American National Property and Casualty Company.
-----------------------------------

Entity: American National Investment Accounts, Inc.
------
Entity Form: a Maryland corporation - registered investment company
-----------
Ownership or Other Basis of Control: Investment Advisory Agreement with Securities Management and Research, Inc.
-----------------------------------
Also, American National Insurance Company and Securities Management and Research, Inc. own stock of the Company.

Entity: American National Life Holdings, Inc.
Entity Form: a Nevada Corporation
Ownership or Other Basis of Control: American National Insurance Company
owns all outstanding common stock;
-----------------------------------
Comprehensive Investment Services, Inc. owns all outstanding preferred stock.

Entity:  American National Life Insurance Company of Texas
Entity Form: a Texas insurance company
Ownership or Other Basis of Control: Wholly owned subsidiary of American
 National Life Holdings, Inc.
-----------------------------------

Entity: American National Lloyds Insurance Company
Entity Form: a Texas corporation
Ownership or Other Basis for Control: Managed by ANPAC Lloyds Insurance Management, Inc.
------------------------------------

Entity:  American National Promotora de Ventas, S.A. de C.V.
------
Entity Form: a Mexico marketing company
-----------
Ownership or Other Basis of Control: ANMEX International, Inc. owns 99.9%, and ANMEX International Services, Inc.
-----------------------------------
owns 0.10%.

Entity:  American National Property and Casualty Company
Entity Form: a Missouri insurance company
Ownership or Other Basis of Control: Wholly owned subsidiary of American
 National Property and Casualty Holding
-----------------------------------
Company, LLC.

Entity: American National Property and Casualty Holding Company, LLC
------
Entity Form: a Nevada Limited Liability Company
-----------
Ownership or Other Basis of Control: American National Insurance Company owns a 94% interest; Comprehensive
-----------------------------------
Investment Services, Inc. owns a 6% interest.

Entity:  American National Reinsurance Company
Entity Form: a Nevis corporation
Ownership or Other Basis of Control: 60% owned by American National Insurance
 Company.
-----------------------------------
Entity: Anford Pinnacle, L.P.
Form: A Texas limited Partnership
Ownership or Other Basis of Control: Eagle AN, L.P. owns a 50% interest
-----------------------------------
Entity:  AN/WRI Partnership, Ltd.
Entity Form: a Texas limited partnership
Ownership or Other Basis of Control: Eagle AN, L. P. owns an 80% limited partnership interest.
-----------------------------------

Entity:  ANDV 97, Inc.
Entity Form: a Texas corporation
Ownership or Other Basis of Control: Wholly owned subsidiary of ANTAC, Inc.
-----------------------------------

Entity:  ANIND TX, Inc.
Entity Form: a Texas corporation
Ownership or Other Basis of Control: ANDV 97, Inc. owns 100%.

-----------------------------------
Entity:  ANMEX International, Inc.
Entity Form: a Nevada corporation
Ownership or Other Basis of Control: Wholly owned subsidiary of American National Insurance Company.
-----------------------------------

Entity:  ANMEX International Services, Inc.
Entity Form: a Nevada corporation
Ownership or Other Basis of Control: Wholly owned subsidiary of American National Insurance Company.
-----------------------------------

Entity:  ANPAC General Agency of Texas
Entity Form: a Texas corporation
Ownership or Other Basis of Control: Wholly owned subsidiary of American
 National Property and Casualty Company.
-----------------------------------

Entity: ANPAC Lloyds Insurance Management, Inc.
Entity Form: a Texas corporation
Ownership or Other Basis for Control: Wholly owned subsidiary of American National Property and Casualty Company.
------------------------------------

Entity:  ANPAC Louisiana Insurance Company
Entity Form: a Louisiana corporation
Ownership or Other Basis of Control: Wholly owned subsidiary of American National Property and Casualty Company.
-----------------------------------
Entity:  ANPIN, L.P.
Entity Form:  a Texas Limited Partnership
Ownership or Other Basis of Control: Eagle 99, Inc owns a 99% limited partnership interest. ANPIN owns a 1% general partnership interest.
-----------------------------------

Entity:  AN/WRI DEVCO #1, Ltd.
Entity Form: a Texas limited partnership
Ownership or Other Basis of Control: Eagle AN, L.P. owns an 80%
limited partnership interest
----------------------------------
Entity:  ANREM Corporation
Entity Form: a Texas corporation
Ownership or Other Basis of Control: Wholly owned subsidiary of Securities
 Management and Research, Inc.
-----------------------------------

Entity:  ANTAC, Inc.
Entity Form: a Texas corporation
Ownership or Other Basis of Control: Wholly owned subsidiary of American National Insurance Company.
-----------------------------------

Entity:  Comprehensive Investment Services, Inc.
Entity Form: a Nevada corporation
Ownership or Other Basis of Control: Wholly owned subsidiary of American National Insurance Company.
-----------------------------------

Entity:  Eagle 99, Inc.
Entity Form: a Nevada corporation
Ownership or Other Basis of Control: Wholly owned subsidiary of ANTAC, Inc.
-----------------------------------

Entity:  Eagle AN, L. P.
Entity Form: a Texas limited partnership
Ownership or Other Basis of Control: Eagle 99, Inc. owns a 99% limited partnership interest, and ANIND TX, Inc.
owns a .1% general partnership interest.
-----------------------------------
Entity:  Eagle Ind., L. P.
Entity Form: a Texas limited partnership
Ownership or Other Basis of Control: American National Insurance Company owns a 99% limited partnership interest, and ANIND TX, Inc. owns a .1% general partnership interest.

Entity:  Eagle/WHTV, Ltd.
Entity Form: a Texas limited partnership
Ownership or Other Basis of Control: Eagle AN, L.P.. owns a 50% limited partnership interest.
-----------------------------------

Entity:  Farm Family Casualty Insurance Company
Entity Form: a New York insurance company
Ownership or Other Basis of Control: 100% owned by Farm Family Holdings, Inc.
-----------------------------------

Entity:  Farm Family Financial Services, Inc.
Entity Form: a New York corporation
Ownership or Other Basis of Control: 100% owned by Farm Family Holdings, Inc.
-----------------------------------

Entity:  Farm Family Holdings, Inc.
Entity Form: a Delaware corporation
Ownership or Other Basis of Control: 0.7% owned by Comprehensive Investment Services, Inc.; 94.3% owned by
-----------------------------------
American National Holdings, LLC; 5% owned by TMNY Investments, LLC.

Entity:  Farm Family Life Insurance Company
Entity Form: a New York insurance company
Ownership or Other Basis of Control: 100% owned by Farm Family Holdings, Inc.
-----------------------------------

Entity:  Garden State Life Insurance Company
Entity Form: a Texas insurance company
Ownership or Other Basis of Control: Wholly owned subsidiary of American National Life Holdings, Inc.
-----------------------------------

Entity:  Harbour Title Company
Entity Form: a Texas corporation
Ownership or Other Basis of Control: South Shore Harbour Development, Ltd. owns
 50% of the outstanding stock.
-----------------------------------

Entity:  Hicks, Muse, Tate & Furst Equity Fund III, L.P.
Entity Form: a Delaware limited partnership
Ownership or Other Basis of Control: American National Insurance Company owns a limited partnership interest.
-----------------------------------

Entity:  Hicks, Muse, Tate & Furst Equity Fund IV, L.P.
Entity Form: a Delaware limited partnership
Ownership or Other Basis of Control: American National Insurance Company owns a limited partnership interest.
-----------------------------------

Entity:  I-10 Westview Partnership
Entity Form: a Texas limited partnership
Ownership or Other Basis of Control: ANDV 97, Inc. owns a 50% interest.
-----------------------------------

Entity:  IAH 97 Joint Venture
Entity Form: a Texas general partnership
Ownership or Other Basis of Control: ANDV 97, Inc. has a 99% interest.
-----------------------------------

Entity:  Kearns Building Joint Venture
Entity Form: a Texas joint venture
Ownership or Other Basis of Control: American National Insurance Company owns a 85% interest.
-----------------------------------

Entity:  Lincolnshire Equity Fund, L.P.
Entity Form: a Delaware limited partnership
Ownership or Other Basis of Control: American National Insurance Company owns a limited partnership interest.
-----------------------------------

Entity:  Lincolnshire Equity Fund II, L.P.
Entity Form: a Delaware limited partnership
Ownership or Other Basis of Control: American National Insurance Company owns a limited partnership interest.
-----------------------------------

Entity:  Loudoun Medical L.L.C. #1
------
Entity Form: a Maryland limited liability company
-----------
Ownership or Other Basis of Control: Eagle AN, L.P. owns a 50% interest.
-----------------------------------

Entity:  Pacific Property and Casualty Company
Entity Form: a California corporation
Ownership or Other Basis of Control: Wholly owned subsidiary of American National Property and Casualty Company.
-----------------------------------
Entity:  McMillan/Miami, LLC
Entity Form: a FL limited liability company.
Ownership or Other Basis of Control: Wholly owned by Eagle AN, L.P.
-----------------------------------
Entity:  Panther Creek Limited Partnership
Entity Form: a Texas limited partnership
Ownership or Other Basis of Control: American National Insurance Company owns a
 99% limited partnership interest.
-----------------------------------

Entity:  PCO Corporate Drive Limited Partnership
Entity Form: a North Carolina limited partnership
Ownership or Other Basis of Control: Eagle AN, L.P. owns a 98% interest. ANIND TX, Inc. owns a 1% interest
-----------------------------------

Entity:  Preston 121 Partners, Ltd.
Entity Form: a Texas limited partnership
Ownership or Other Basis of Control: ANIND TX, Inc. owns a 2% general partnership interest.
Eagle AN, LP owns a 98% limited partnership interest.
-----------------------------------

Entity:  R.A.A.B. of W. Va., Inc.
------
Entity Form: a West Virginia corporation
-----------
Ownership or Other Basis of Control: 100% owned by Rural Agency and Brokerage,
 Inc.
-----------------------------------

Entity:  Rural Agency and Brokerage, Inc.
Entity Form: a New York corporation
Ownership or Other Basis of Control: 100% owned by Farm Family Casualty Insurance Company.
-----------------------------------

Entity:  Rural Insurance Agency and Brokerage of Massachusetts, Inc.
------
Entity Form: a Massachusetts corporation
-----------
Ownership or Other Basis of Control: 100% owned by Rural Agency and Brokerage, Inc.
-----------------------------------

Entity:  Rural Agency and Brokerage of New Hampshire, Inc.
Entity Form: a New Hampshire corporation
Ownership or Other Basis of Control: 25% owned by Rural Agency and Brokerage,
Inc.
-----------------------------------

Entity:  Rutledge Partners, L.P.
Entity Form: a Texas limited partnership
Ownership or Other Basis of Control: American National Insurance Company owns a 19% interest.
-----------------------------------

Entity: Securities Management and Research, Inc.
Entity Form: a Florida corporation - a registered broker-dealer and investment adviser
-----------
Ownership or Other Basis of Control: Wholly-owned subsidiary of American
 National Insurance Company.
-----------------------------------

Entity:  Servicios de Administracion American National, S.A. de C.V.
------
Entity Form: a Mexico administrative services company
-----------
Ownership or Other Basis of Control: ANMEX International Services, Inc. owns
 99.9%, ANMEX International, Inc.
-----------------------------------
owns 0.10%.

Entity: SM&R Investments, Inc.
Entity Form: a Maryland corporation
Ownership or Other Basis of Control: Investment Advisory Agreement with Securities Management and Research, Inc.
-----------------------------------

Entity:  South Shore Harbour Development, Ltd.
Entity Form: a Texas limited partnership
Ownership or Other Basis of Control: ANTAC, Inc. owns a 95% limited partnership interest. ANREM Corp. owns a 5%
-----------------------------------
general partnership interest.

Entity:  Standard Life and Accident Insurance Company
Entity Form: an Oklahoma insurance company
Ownership or Other Basis of Control: Wholly owned subsidiary of American National Life Holdings, Inc.
-----------------------------------

Entity:  Starvest Partners, L.P.
Entity Form: a Delaware limited partnership
Ownership or Other Basis of Control: American National Insurance Company owns a limited partnership interest.
-----------------------------------

Entity:  TCV IV, L.P.
------
Entity Form: a Delaware limited partnership
Ownership or Other Basis of Control: American National Insurance Company owns a limited partnership interest.
-----------------------------------

Entity:  Third and Catalina, Ltd.
Entity Form: a Texas limited partnership
Ownership or Other Basis of Control: American National Insurance Company owns a 49% limited partnership interest.
-----------------------------------

Entity:  Thomas Weisel Capital Partners, L.P.
Entity Form: a limited partnership
Ownership or Other Basis of Control: American National Insurance Company owns a limited partnership interest.
-----------------------------------

Entity:  Timbermill, Ltd.
Entity Form: a Texas joint venture
Ownership or Other Basis of Control: American National Insurance Company owns a 99% limited partnership interest.
-----------------------------------

Entity:  TMNY Investments, LLC
------
Entity Form: a Texas limited liability company
-----------
Ownership or Other Basis of Control: American National Insurance Company owns approximately 17%; American National Property and Casualty Company owns approximately17%; approximately 66% owned by employees.

Entity:  Town and Country Joint Venture
Entity Form: a Texas joint venture
Ownership or Other Basis of Control: ANDV 97, Inc. owns a 50% limited partnership interest.
-----------------------------------

Entity:  United Farm Family Insurance Company
Entity Form: a New York insurance company
Ownership or Other Basis of Control: 100% owned by Farm Family Life Insurance Company.
-----------------------------------

ITEM 27.  NUMBER OF CONTRACT OWNERS
As of March 16, 2004, there were 440 owners of the Contracts covered by this Registration Statement.

                            ITEM 28. INDEMNIFICATION

The following provision is in the Distribution and Administrative Services
Agreement:

         "American National agrees to indemnify SM&R for any liability that SM&R may incur to a Contractowner or party-in-interest under a Policy (i)arising out of any act or omission in the course of, or in connection with, rendering services under this Agreement, or (ii) arising out of the purchase, retention or surrender of a Policy; provided, however, that American National will not indemnify SM&R for any such liability that results from the willful misfeasance, bad faith or gross negligence of SM&R, or from the reckless disregard, by SM&R, of its duties and obligations arising under this Agreement."

The officers and directors of American National are indemnified by American National in the American National By-Laws for liability incurred by reason of the officer and directors serving in such capacity. This indemnification would cover liability arising out of the variable annuity sales of American National

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefor, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                         ITEM 29. PRINCIPAL UNDERWRITERS

 (a) Securities Management and Research, Inc. serves as investment adviser to
(i) SM&R Investments, Inc. consisting of SM&R Alger Technology Fund, SM&R Alger Aggressive Growth Fund, SM&R Alger Small-Cap Fund, SM&R Alger Growth Fund, SM&R Growth Fund, SM&R Equity Income Fund, SM&R Balanced Fund, SM&R Government Bond Fund, SM&R Tax Free Fund, SM&R Money Market Fund, and SM&R Primary Fund; and
(ii) American National Investment Accounts, Inc. Securities Management and Research, Inc. also serves as principal underwriter to the American National Variable Annuity Separate Account.

(b) The Registrant's principal underwriter is Securities Management and Research, Inc. The following are the officers and directors of Securities Management and Research, Inc.



Name                                Position                           Principal Business Address

-------------------------------------------------------------------------------------------------------------------
David A. Behrens                    Director                           American National Insurance Company
One Moody Plaza
Galveston, Texas 77550

Gordon D. Dixon                     Director,                          Securities Management and Research, Inc.
2450 South Shore Boulevard                  Senior Vice President,
League City, Texas 77573            Chief Investment Officer

G. Richard Ferdinandtsen            Director
American National Insurance Company
One Moody Plaza
Galveston, Texas 77550

R. Eugene Lucas                     Director                           Gal-Tex Hotel Corporation
2302 Postoffice Street, Suite 504
Galveston, Texas 77550

Michael W. McCroskey                Director, President,               Securities Management and Research, Inc.
2450 South Shore Boulevard                  Chief Executive Officer
League City, Texas 77573

Ronald J. Welch                     Director                           American National Insurance Company
One Moody Plaza
Galveston, Texas 77550

Teresa E. Axelson                   Vice President, Secretary,         Securities Management and Research, Inc.
2450 South Shore Boulevard                  Chief Compliance Officer
League City, Texas 77573

Brenda T. Koelemay                  Vice President, Treasurer,         Securities Management and Research, Inc.
2450 South Shore Boulevard                  Chief Administrative
League City, Texas 77573                                    and Financial Officer

T.Brett Harrington                          Vice President, Securities
Management and Research, Inc.       Fund Marketing
2450 South Shore Boulevard
League City, Texas 77573

Ronald C. Price                     Vice President                     Securities Management and Research, Inc.
2450 South Shore Boulevard
League City, Texas 77573

Andrew R. Duncan                   Vice President, Head of Mutual Funds
Securities Management and Research, Inc.
2450 South Shore Boulevard
League City, Texas 77573

Anne M. LeMire                     Vice President, Head of Fixed Income
Securities Management and Research, Inc.
2450 South Shore Boulevard
League City, Texas 77573

John S. Maidlow            Vice President, Head of Portfolio Management
Securities Management and Research, Inc.
2450 South Shore Boulevard
League City, Texas 77573

Emerson V. Unger                    Vice President, Marketing          Securities Management and Research, Inc.
2450 South Shore Boulevard
League City, Texas 77573

Vicki R. Douglas                    Assistant Vice President           Securities Management and Research, Inc.
2450 South Shore Boulevard
League City, Texas 77573

Steven Douglas Geib                 Assistant Vice President           Securities Management and Research, Inc.
2450 South Shore Boulevard
League City, Texas 77573

Sally F. Praker                     Assistant Vice President           Securities Management and Research, Inc.
2450 South Shore Boulevard
League City, Texas 77573

Michele S. Lord                     Assistant Secretary                Securities Management and Research, Inc.
2450 South Shore Boulevard
League City, Texas 77573

(c) Not Applicable

                    ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained at the offices of American National Insurance Company, One Moody Plaza, Galveston, Texas 77550.

ITEM 31. MANAGEMENT SERVICES - Not Applicable

ITEM 32. FEE REPRESENTATION

(a)Registrant undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.
(b)Registrant undertakes to include as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information. (c)Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form upon written request or oral request.
(d)The registrant hereby represents that it is relying upon a No Action Letter issued to the American Council of Life Insurance dated November 28, 1998 (Commission ref. IP-6-88) and that the following provisions have been complied with:

(1) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403 (b) (11) in each registration statement, including the prospectus, used in connection with the offer of the contract. (2) Include appropriate disclosure regarding the redemption restrictions imposed by Section
(b) (11) in any sales literature in connection with the offer of the contract;
(3) Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants. (4) Obtain from each plan participant who purchases a Section 403 (b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's
Section 403(b) arrangement to which the participant may elect to transfer his contract value.

(e) Representation pursuant to Section 26(e)(2)(A). American National Insurance Company hereby represents that the fees and charges deducted under the contracts described in the post-effective amendment are, in the aggregate, reasonable in relationship to the services rendered, the expenses expected to be incurred, and the risks assumed by American National Insurance Company.




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Signatures

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant hereby files this registration statement under Rule 485(a) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized in the City of Galveston and the State of Texas on the 28th day of February 2005.


                AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
By:      American National Insurance Company

                          By:__/s/ Robert L. Moody
                                   Robert L. Moody,
                                  Chairman of the Board,
                                  and Chief Executive Officer

                        By:__/s/ G. Richard Ferdinandsten
                                  G. Richard Ferdinandsten
                                        President
                               And Chief Operating Officer

             AMERICAN NATIONAL INSURANCE COMPANY
                                   (Depositor)

                        By:__/s/ Robert L. Moody
                                Robert L. Moody,
                             Chairman of the Board,
                           and Chief Executive Officer

                        By:__/s/ G. Richard Ferdinandsten
                                 G. Richard Ferdinandsten
                                    President
                                And Chief Operating Officer



         As required by the Securities Act of 1933, this amended registration statement has been signed by the following persons in their capacities and on the dates indicated:

Signature                                     Title


/s/ Michael W. McCroskey                 Executive Vice President
Michael W. McCroskey                  Investments (Principal Financial
2/28/05                                          Officer)

                                        Senior Vice President
/s/ Stephen E. Pavlicek                        and
Stephen E. Pavlicek            Controller (Principal Accounting Officer)
2/28/05


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Signature                                   Title




/s/Robert L. Moody                    Director, Chairman of the Board
Robert L. Moody                            and Chief Executive Officer
2/28/05


/s/ G. Richard Ferdinandsten          Director, President and Chief
G. Richard Ferdinandtsen                   Operating Officer
2/28/05


Arthur O. Dummer                                     Director


Dr. Shelby M. Eliot Director

/s/Frank P. Williamson                               Director
Frank P. Willamson
2/28/05

Frances Anne Moody                                   Director


Russell. Moody Director

/s/Dwain A. Akins*                                   Director
W.L. Moody, IV
2/28/05

/s/James D. Yarbrough                                Director
James D. Yarbrough
2/28/05

*pursuant to a Power of Attorney dated April 23, 2004.


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